UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2023
(Unaudited)

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2023 (Unaudited)

Consolidated Schedule of Investments	1-25
Consolidated Statement of Assets and Liabilities	26
Consolidated Statement of Operations	27
Consolidated Statements of Changes in Net Assets	28
Consolidated Statement of Cash Flows	29
Consolidated Financial Highlights	30-31
Notes to Consolidated Financial Statements	32-47
Fund Expenses	48
Other Information	49

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Public Investments Common Stocks (1.07%) North America (0.61%)	Industry	Acquisition Date	Shares	Fair Value
American Tower Corp.	Communication	05/29/20	34,189	$5,624,091
American Water Works Co., Inc.	Utilities	02/16/16	47,317	5,859,264
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	19,252	1,728,252
Ares Capital Corp.	Diversified Financial Services	02/16/16	141,722	2,759,327
Ares Management Corp.	Diversified Financial Services	06/28/19	35,642	3,667,205
Atmos Energy Corp.	Utilities	02/16/16	35,557	3,765,486
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	43,077	4,616,993
Brookfield Asset Management, Inc.	Diversified Financial Services	07/18/22	28,626	954,071
Brookfield Corp.	Diversified Financial Services	12/12/22	30,526	954,243
Canadian National Railway Co.	Transportation	05/14/19	53,381	5,804,177
CMS Energy Corp.	Utilities	11/01/19	87,915	4,669,166
Crown Castle International Corp.	Communication	02/16/16	30,977	2,850,813
Equinix Inc.	Diversified Financial Services	07/31/20	5,388	3,913,089
Fortis Inc.	Utilities	12/18/17	99,204	3,778,966
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	189,765	2,783,853
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	82,676	2,310,605
KKR & Co., Inc.	Diversified Financial Services	02/16/16	71,534	4,406,494
Oaktree Specialty Lending Corp.	Financials	04/07/21	142,199	2,862,446
Onex Corporation	Diversified Financial Services	02/16/16	17,576	1,033,662
Republic Services Inc.	Commercial & Professional Services	08/28/17	35,956	5,124,449
SBA Communications Corp.	Real Estate	09/05/23	9,176	1,836,760
Sempra Energy	Utilities	06/28/23	28,100	1,911,643
TC Energy Corp.	Utilities	11/01/19	45,416	1,567,437
The Williams Companies, Inc.	Utilities	03/20/23	71,000	2,391,990
TPG Specialty Lending, Inc.	Diversified Financial Services	01/25/23	104,644	2,139,970
Union Pacific Corp.	Transportation	06/29/16	17,379	3,539,929
Waste Management Inc.	Utilities	07/02/20	20,897	3,186,166
Total North America (0.61%)				86,040,547

Rest of World (0.00%)
monday.com Ltd.	Technology	06/01/23	527	83,830
Total Rest of World (0.00%)				83,830

Western Europe (0.46%)
3i Group Plc	Diversified Financial Services	10/01/20	175,294	4,434,832
Aena SA	Transportation	12/21/18	41,641	6,267,723
Apax Global Alpha Ltd.	Diversified Financial Services	01/19/21	485,904	963,047
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,930,094	4,748,872
Cellnex Telecom SA	Communication	05/15/19	196,350	6,852,339
Elia System Operator SA/NV	Utilities	11/03/22	18,839	1,847,533
EQT AB	Diversified Financial Services	04/06/20	69,107	1,380,613
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	5,024	965,689

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Public Investments (continued) Common Stocks (continued) North America (continued)	Industry	Acquisition Date	Shares	Fair Value
HgCapital Trust PLC	Diversified Financial Services	02/12/16	1,142,673	$5,424,783
HICL Infrastructure Co Ltd.	Diversified Financial Services	03/30/16	2,266,101	3,429,350
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/12/16	119,861	1,740,747
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	98,453	1,661,736
Investment AB Kinnevik	Diversified Financial Services	04/06/20	287,319	2,893,811
Investor AB	Diversified Financial Services	08/28/17	164,963	3,186,317
National Grid PLC	Utilities	02/12/16	418,463	5,004,883
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	72,012	1,390,344
Orsted AS	Utilities	06/15/21	8,156	446,056
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	413,440	1,473,351
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	576,704	4,351,206
Vinci SA	Transportation	02/12/16	64,738	7,196,483
Total Western Europe (0.46%)				65,659,715

Total Common Stocks (Cost $143,284,577)(1.07%)				$151,784,092

Asset-Backed Securities (0.35%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.16%)
CIFC Funding 2021-VI Ltd. ***, +	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	$1,500,000	$1,455,441
CIFC Funding 2022-IV Ltd. ***, +	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,243,859
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	990,810
Madison Park Funding LX Ltd. +	5.50% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class D	1,000,000	1,040,320
Madison Park Funding LX Ltd. +	8.95% + SFvv	11/28/22	10/25/35	Series 2022-60A, Class E	1,250,000	1,289,760
Magnetite CLO Ltd. ***, +	6.46% + SFvv	10/01/21	10/25/34	Series 2021-30A, Class E	1,625,000	1,627,409
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	3,918,680
Magnetite XXVI Ltd. ***, +	6.21% + SFvv	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	986,658
Neuberger Berman CLO XXI Ltd. ***, +	3.56% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class DR2	500,000	504,010
Neuberger Berman CLO XXI Ltd. ***, +	6.72% + SFvv	04/02/21	04/20/34	Series 2016-21A, Class ER2	1,000,000	983,196
Neuberger Berman Loan Advisers CLO 45 Ltd. ***, +	6.51% + SFvv	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	974,076
Ocean Trails CLO IX ***, +	7.71% + SFvv	09/22/21	10/15/34	Series 2020-9A, Class ER	2,647,264	2,550,299
Ocean Trails CLO XII Ltd. ***, +	8.11% + SFvv	05/13/22	07/20/35	Series 2022-12A, Class E	1,000,000	997,513
Southwick Park CLO LLC ***, +	6.51% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ER	800,000	759,698
Symphony CLO XXV Ltd. ***, +	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	720,127
Symphony CLO XXXIII Ltd. ***, +	7.10% + SFvv	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,248,656
Tallman Park CLO Ltd. ***, +	6.61% + SFvv	04/09/21	04/20/34	Series 2021-1A, Class E	500,000	492,459
Wellman Park CLO Ltd. ***, +	6.51% + SFvv	05/10/21	07/15/34	Series 2021-1A, Class E	1,000,000	995,834
Total North America (0.16%)						22,778,805

Western Europe (0.19%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	1,500,000	1,508,309
Aurium CLO VII DAC ***, +	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,467,930
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,199,801
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	749,807
Blackrock European CLO VIII DAC ***, +	3.30% + E##	02/03/22	01/20/36	Series 8A, Class DR	1,000,000	978,425
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	2,500,000	2,388,599
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	2,625,000	2,489,237

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Public Investments (continued) Asset-Backed Securities (continued) Western Europe (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	$333,000	$321,302
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	1,201,604
Carlyle Global Market Strategies 2015-1 Ltd. ***, +	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,408,112
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	501,717
CVC Cordatus Loan Fund +	7.73% + E##	11/07/22	01/15/37	Series 26A, Class D2	400,000	436,709
CVC Cordatus Loan Fund +	6.16% + E##	11/07/22	01/15/37	Series 26A, Class D1	1,100,000	1,200,987
Edmondstown Park CLO DAC +	6.77% + E##	11/18/22	07/21/35	Series 1A, Class E	1,250,000	1,356,441
Edmondstown Park CLO DAC +	6.19% + E##	11/18/22	07/21/35	Series 1A, Class D	1,100,000	1,171,242
Octagon 58 Ltd. ***, +	7.20% + SFvv	04/21/22	07/15/37	Series 2022-1A, Class E	2,140,000	2,065,223
Otranto Park CLO ***, +	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	1,172,000	1,201,694
Otranto Park CLO ***, +	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	787,001
Palmer Square European Loan Funding 2021-1 DAC ***, +	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	711,094
Palmer Square European Loan Funding 2021-2 DAC ***, +	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	371,622
Palmer Square European Loan Funding 2021-2 DAC ***, +	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	606,658
Palmer Square European Loan Funding 2022-1 DAC ***, +	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	649,187
Palmer Square European Loan Funding 2022-1 DAC ***, +	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	492,540
Palmer Square European Loan Funding 2022-1 DAC ***, +	7.37% + E##	03/17/22	10/15/31	Series 2022-2A, Class E	1,500,000	1,525,947
Total Western Europe (0.19%)						26,791,188

Total Asset-Backed Securities (Cost $52,190,933)(0.35%)						$49,569,993

Private Equity Investments (93.00%) Direct Investments * (66.85%) Direct Equity (59.26%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (3.96%)
AAVAS Financiers Limited +, a	Common equity	03/28/18	3,891,752	$73,711,661
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	20,036,058
KKR Pebble Co-Invest L.P. +, a, c	Limited partnership interest	05/13/21	—	31,181,858
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	5,486,085	6,268,337
PG Esmeralda Pte. Ltd. +, a, b	Common equity	03/03/21	5,433,284	4,389,876
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	488,996	39,508,931
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	07/04/23	78,171	9,417,082
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	118,793	1,289,894
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	2,257,072	24,507,986
Sunsure Energy Private Limited +, a, b, c	Member interest	12/27/22	—	7,228,256
Sunsure Energy Private Limited +, a, b	Common equity	12/27/22	481,884	481,884
Sunsure Energy Private Limited +, a, b	Preferred equity	12/27/22	1,927,535	1,927,535
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	26,534,704
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	315,321,065
Total Asia - Pacific (3.96%)				561,805,127

North America (28.99%)
Alliant Insurance Services, Inc. +, a, c, e	Limited partnership interest	12/01/21	—	31,519,202
AP VIII Prime Security Services Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	7,767,743
Astorg VII Co-Invest ERT +, a, c, e	Limited partnership interest	01/31/20	—	56,828,512

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (continued)
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	$11,847,253
BCPE Hercules Holdings, L.P. +, a, c, e	Limited partnership interest	07/30/18	—	63,739,443
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	318,942
CapitalSpring Finance Company, LLC +, a, b	Common equity	03/01/17	3,020,546	2,842,678
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	51,061,779
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	1
CBI Parent, L.P. +, a, b, e	Common equity	01/06/21	1,145,918	29,023,581
CBI Parent, L.P. +, a, b, c	Member interest	10/17/22	—	6,030,899
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	261,928,407
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	68,739
Confluent Health Holdings LP +, a, b	Common equity	01/31/23	—	7,932,484
Confluent Health, LLC +, a, b, e	Common equity	06/24/19	30,478	66,873,908
ConvergeOne Investment L.P. +, a	Common equity	07/03/19	3,120	—
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,491,560
Cure Holdings, LLC +, a	Common equity	05/13/21	241,557	2,001,598
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	137,001,093
DIF VI Co-Invest Project 2C C.V. +, a, c, d	Limited partnership interest	03/15/22	—	52,088,740
ECP Parent, LLC +, a, b	Common equity	11/15/21	—	6,272,482
ECP Parent, LLC +, a, b, e	Common equity	11/15/21	105,520,023	113,628,644
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	64,485,834
Encore Holdings LP +, a, b, c, e	Limited partnership interest	07/01/22	—	89,358,786
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	74,402,207
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c, e	Limited partnership interest	03/09/20	—	122,741,955
EQT IX Co-Investment (F) SCSp +, a, c	Limited partnership interest	11/15/21	—	122,577,547
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	106,063,793
EXW Coinvest L.P. +, a, c, e	Limited partnership interest	06/17/16	—	22,010,645
FRP Investors II, L.P. +, a, c	Limited partnership interest	09/16/22	—	55,957,944
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	18,755,526
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	63,201,862
Icebox Parent L.P. +, a, b, c, e	Limited partnership interest	12/22/21	—	176,555,398
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	283,929,424
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	440,908
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	52,436,276
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	464,174
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,684	—
KPOCH Holdings, L.P. +, a, b, c, e	Limited partnership interest	11/10/22	—	189,881,062
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	83,324,409
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	1
LTF Holdings, Inc. +, a	Common equity	01/06/20	—	5,062,629
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	3,464,630	47,669,043
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	04/04/23	—	14,280,985
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	612,051
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	332,447
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	73,027,886
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	33,308,429
National Spine & Pain Centers, LLC +, a	Common equity	04/01/23	43,791	1
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	80,439,791
OHCP IV SF COI, L.P. +, a, b, c, e	Limited partnership interest	01/31/18	—	62,143,926
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	26,310,366
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	73,560,123
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	47,286,243
Patriot SPV, L.P. +, a, c, e	Limited partnership interest	03/18/21	—	65,111,125
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	88,280,110

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (continued)
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	38,855	$76,895,771
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,533,533
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	12,777,726
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	10,280,527
SC Landco Parent, LLC +, a	Common equity	11/28/16	2,672	485,556
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	11,525	2,647,888
Shingle Coinvest L.P. +, a, c	Limited partnership interest	05/29/18	—	193,618,017
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	53,222,662
SIH RP HoldCo L.P. +, a	Common equity	09/10/19	—	10,111,110
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	24,021,625
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	1,618,632
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	21,389,558
Specialty Pharma Holdings LP +, a, b, c, e	Limited partnership interest	04/01/21	—	147,734,338
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	204,204,331
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c	Limited partnership interest	08/17/21	—	33,258,262
SureWerx Topco, L.P. +, a, b, c	Limited partnership interest	12/28/22	—	54,290,623
T-VIII Mercury Co-Invest L.P. +, a, c	Limited partnership interest	07/29/21	—	6,028,021
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	77,386,301
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	—
VEEF II Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	03/15/22	—	4,731,658
Velocity Holdings US LP +, a, c	Limited partnership interest	08/31/22	—	26,067,136
VEPF VII Co-Invest 2-A, L.P. +, a, c, e	Limited partnership interest	04/06/21	—	24,477,461
VEPF VII Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	04/06/21	—	60,509,811
WHCG Purchaser, Inc. +, a, b, c	Member interest	06/14/23	—	2,336,397
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	12,567,943
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	2,476,304
Total North America (28.99%)				4,118,951,787

Rest of World (1.44%)
Carlyle Retail Turkey Partners, L.P. +, a, c, e	Limited partnership interest	07/11/13	—	6,266,186
Zabka Polska SA +, a	Preferred equity	09/25/19	120,777,003	3,377,649
Zabka Polska SA +, a, e	Common equity	09/25/19	2,551,723	195,067,386
Total Rest of World (1.44%)				204,711,221

South America (0.01%)
Centauro Co-Investment Fund, L.P. +, a, c, e	Limited partnership interest	11/28/13	—	1,119,233
Total South America (0.01%)				1,119,233

Western Europe (24.86%)
Ark EquityCo SAS +, a, c	Limited partnership interest	02/21/22	—	15,170,271
Aston Lux Acquisitions S.à.r.l. +, a, c, e	Limited partnership interest	11/28/19	—	3,370,964
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	229,676
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	23,919,977
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	07/14/23	—	401,239
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	168,958,304
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	145,930,034
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,516	58,919,253
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	56,001,547
CD&R Market Co-Investor, L.P. +, a, c	Limited partnership interest	11/10/21	—	73,178,926
Ciddan S.à.r.l. +, a	Preferred equity	09/15/17	23,249,522	27,331,684
Ciddan S.à.r.l. +, a	Common equity	09/15/17	12,263,240	84,600,869
Climeworks AG +, a, e	Common equity	04/25/22	63,085	638,988
Climeworks AG +, a, e	Preferred equity	04/25/22	7,823,400	79,242,937

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (continued)
EQT Future Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	02/15/23	—	$60,470,566
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	11,272,458
EQT Jaguar Co-Investment SCSp +, a, b, c, e	Limited partnership interest	11/30/18	—	43,225,183
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	191,557,351
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	11,948,307
Fides S.p.A +, a	Common equity	12/15/16	78,505	285,400
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	586,095
Global Blue Holding L.P. +, a, c, e	Limited partnership interest	07/31/12	—	10,671,102
Green DC LuxCo S.à.r.l. +, a, b, c	Member interest	01/20/22	—	23,235,776
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	19,595,288	77,390,554
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	529,666
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	13,568,104
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	32,328,474
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	136,564,331
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,480	79,889,249
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	59,787,825
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	24,235,646
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	20,769,503
Luxembourg Investment Company 285 S.à.r.l. +, a, b, e	Common equity	08/22/19	6,999,953	54,806
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	35,689,478
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	11,060,320
Luxembourg Investment Company 314 S.à.r.l. +, a, b, e	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	4,252,900
Luxembourg Investment Company 404 S.à.r.l. +, a, b	Preferred equity	02/14/23	—	13,624,303
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c	Member interest	07/02/21	—	39,234,010
Luxembourg Investment Company 414 S.à.r.l. +, a, b	Common equity	07/02/21	12,316,087	53,372,122
Luxembourg Investment Company 430 S.à.r.l. +, a, b	Common equity	05/10/21	52,594,635	59,565,174
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c	Member interest	05/10/21	—	15,252,100
Magnesium Co-Invest SCSp +, a, c	Limited partnership interest	05/19/22	—	92,655,736
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1
May Co-Investment S.C.A. +, a, b, e	Common equity	11/09/20	1,059,375	84,839,393
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	51,117,226
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/31/23	—	6,928,226
Oakley Capital V Co-Investment (A) SCSp +, a, c	Limited partnership interest	12/12/22	—	44,566,221
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	5,379,543	179,991,040
Orbiter Investments S.à.r.l. +, a, b	Common equity	12/17/21	2,708,100	90,608,783
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	1,181,857
Partners Group Satellite HoldCo S.à.r.l. +, a, b	Common equity	03/22/23	7,017,978	1,837,012
Partners Group Satellite HoldCo S.à.r.l. +, a, b	Preferred equity	03/22/23	7,975,901	50,722,517
Partners Group Satellite Warehouse S.C.S. +, a, b, c, e	Member interest	03/22/23	—	1,261,006
PG Investment Company 1 S.à.r.l. +, a, b, c	Member interest	10/28/21	—	89,164,946
PG Investment Company 1 S.à.r.l. +, a, b	Common equity	10/28/21	12,822,040	7,626,807
PG Investment Company 18 S.à.r.l. +, a, b	Preferred equity	07/07/22	113,856,528	138,306,811
PG Investment Company 18 S.à.r.l. +, a, b	Common equity	07/07/22	12,650,106	18,787,017
PG Investment Company 24 S.à.r.l. +, a, b	Common equity	07/13/22	891,924	23,238,506
PG Investment Company 24 S.à.r.l. +, a, b	Preferred equity	07/13/22	101,367,616	120,279,594
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	407,959
PG TLP S.à.r.l. +, a, b, c	Member interest	04/14/21	—	32,179,955
PG TLP S.à.r.l. +, a, b	Common equity	04/14/21	6,473,126	79,300,116
PG Wave Limited +, a, b	Common equity	02/03/22	53,215,581	79,574,583
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	122,946,899
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	12,289,618
Polyusus Lux XVI S.à.r.l. +, a, b, c	Member interest	10/01/22	—	1,466,560

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Western Europe (continued)
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	$—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	244,659,996	1,203,541
Polyusus Lux XXIII S.à.r.l. +, a	Preferred equity	04/11/22	1,155,552	78,247
Polyusus Lux XXIII S.à.r.l. +, a	Preferred equity	08/19/21	13,114,964	648,683
Polyusus Lux XXIII S.à.r.l. +, a	Common equity	08/19/21	447,324	2
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	3,936,244	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	—	180,828
Refresco 2 Co-Invest SCSp +, a, c, e	Limited partnership interest	07/12/22	—	38,774,436
Rivage Luxco S.à.r.l. +, a	Common equity	06/28/23	900,000	59,816,540
Root JVCo S.à.r.l. +, a, b	Preferred equity	09/29/20	8,686,753	49,699,196
Root JVCo S.à.r.l. +, a, b	Common equity	09/29/20	2,362,997	5,876,298
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	38,612,020
S.TOUS, S.L +, a	Common equity	10/06/15	622	19,094,479
Strider Investment 2 +, a, b, e	Preferred equity	04/01/23	278,539	1,077,462
Strider Investment 3 +, a, b, e	Preferred equity	04/01/23	24,476	25,908
Strider Topco S.a.s. +, a, b, c, e	Member interest	04/01/23	—	3,458,094
Strider Topco S.a.s. +, a, b, e	Common equity	04/01/23	8,103,589	31,407,559
Strider Topco S.a.s. +, a, b, e	Preferred equity	04/01/23	52,066,591	58,229,675
Surfaces SLP (SCSp) +, a, b, c, e	Limited partnership interest	10/01/20	—	34,004,130
Vanquish Bidco +, a, c	Member interest	05/25/23	—	3,458,137
Vanquish Topco +, a	Common equity	05/25/23	379,731	954,635
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	43,965,401
Veonet Co-Invest SCSp (Lux) +, a, c	Limited partnership interest	03/09/22	—	41,164,193
Total Western Europe (24.86%)				3,531,323,328

Total Direct Equity (59.26%)				$8,417,910,696

Direct Debt (7.59%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.38%)
BYJU’s Alpha, Inc. +, a	Cash 8.00% + P (0.75% Floor)	01/19/22	11/24/26	Senior	$2,483,499	$917,342
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	12,373,591	11,928,003
Fugue Finance B.V. +, a	Cash 3.25% + E##	08/24/20	08/30/24	Senior	1,299,487	1,168,088
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	1,492,500	1,497,164
Genesis Care Finance Pty Ltd. +, a, e	Cash 5.00% + SF (1.00% Floor)vv	07/28/20	05/14/27	Senior	—	1
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,212,551
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	08/31/23	07/26/27	Senior	104,399	103,564
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,285,506
Greencross Limited +, a	Cash 5.75% + SF (0.75% Floor)vv	03/22/22	03/23/28	Senior	10,261,238	10,210,077
ICON Cancer Care +, a, e	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	10,284,819	8,761,840
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)[v]	01/15/20	12/18/26	Senior	1,254,500	1,255,090
Voyage Australia Pty Ltd +, a	Cash 3.50% + SF (0.50% Floor)vv	07/23/21	06/18/28	Senior	1,666,000	1,656,112
Total Asia - Pacific (0.38%)						53,995,338

North America (5.01%)
Acrisure LLC +, a	Cash 3.75% + SF (0.50% Floor)v	08/18/21	02/13/27	Senior	2,156,000	2,130,850

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Acrisure LLC +, a	Cash 4.25% + SF (0.50% Floor)[v]	12/08/21	02/15/27	Senior	$982,500	$982,195
Acrisure LLC +, a	Cash 3.50% + SFv	03/27/20	02/15/27	Senior	1,839,334	1,816,627
ADMI Corp. +, a	Cash 3.75% + SF (0.50% Floor)vv	07/14/21	12/23/27	Senior	1,372,000	1,283,307
Aimbridge Acquisition Co., Inc. +, a	Cash 3.75% + SFv	04/26/23	02/02/26	Senior	2,984,456	2,874,419
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	972,500	683,181
AIT Buyer, LLC +, a, e	Cash 7.50% + SF (0.75% Floor)[v]	04/06/21	03/30/29	Second Lien	6,860,000	6,859,090
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + SF (0.50% Floor)[v]	12/08/21	11/05/27	Senior	1,568,000	1,566,612
Amneal Pharmaceuticals, Inc. +, a, e	Cash 3.50% + SFv	06/03/22	05/04/25	Senior	8,409,542	8,251,905
Apex Group Treasury Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	08/27/21	07/27/28	Senior	2,060,962	2,045,938
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)[v]	02/22/22	02/08/29	Senior	987,500	904,530
Applovin Corporation +, a	Cash 3.35% + SFvv	03/24/21	08/15/25	Senior	972,054	972,817
Applovin Corporation +, a	Cash 3.10% + SF (0.50% Floor)[v]	12/08/21	10/25/28	Senior	1,379,000	1,379,738
AQA Acquisition Holding, Inc. +, a, e	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	1,075,250	1,071,621
AqGen Island Holdings, Inc. +, a, e	Cash 6.50% + SF (0.50% Floor)vv	08/19/21	08/02/29	Second Lien	7,049,750	6,732,546
athenahealth Group, Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	4,558,263	4,485,627
athenahealth Group, Inc. +, a	Cash 3.50% + SF (0.50% Floor)vv	01/27/22	02/15/29	Senior	119,080	117,183
Banff Guarantor, Inc. +, a	Cash 5.50% + SF (0.50% Floor)[v]	01/31/22	02/27/26	Second Lien	1,700,000	1,698,487
Banff Merger Sub Inc. +, a, e	Cash 3.75% + SFvv	01/31/22	10/02/25	Senior	2,783,762	2,784,137
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vv	05/17/22	08/15/30	Second Lien	4,000,000	3,595,000
Bausch & Lomb Inc. +, a, e	Cash 3.25% + SF (0.50% Floor)vvvv	05/18/22	05/10/27	Senior	3,258,750	3,173,664
Bausch + Lomb Corp. +, a, f	Cash 4.00% + SFvv	09/14/23	09/29/28	Senior	2,000,000	1,977,500
BCPE Empire Holdings, Inc. +, a	Cash 4.75% + SF (0.50% Floor)[v]	06/07/23	12/11/28	Senior	2,284,275	2,286,708
Bella Holding Company, LLC +, a	Cash 3.75% + SF (0.75% Floor)[v]	05/13/21	04/01/28	Senior	3,528,000	3,512,830
BI Gen Holdings, Inc. +, a	Cash 4.25% + SFvv	10/04/18	09/05/25	Senior	5,540,815	5,547,048
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,572,679
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	6,964,754
Brown Group Holding, LLC +, a, e	Cash 3.75% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	1,686,482	1,687,536
Burger Bossco Intermediate, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	01/01/21	04/25/24	Senior	56,095	55,631
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/25	Second Lien	183,333	182,161
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/25	Second Lien	1,466,667	1,457,292
CapitalSpring Finance Company, LLC +, a, b, e	Cash 8.00%	03/01/17	02/10/25	Mezzanine	4,863,488	4,474,584
CapitalSpring Finance Company, LLC +, a, b	PIK 5.00%	03/01/17	02/10/25	Mezzanine	3,792,575	3,177,485
Carestream Dental Equipment, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	11/26/21	09/01/24	Senior	1,376,009	1,214,672
Carestream Dental Equipment, Inc. +, a	Cash 8.00% + SF (1.00% Floor)vv	11/26/21	09/01/25	Second Lien	3,000,000	2,315,203
Central Parent, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	07/12/22	07/06/29	Senior	992,500	993,914
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)[v]	08/16/22	02/11/28	Senior	992,500	983,637
Charter NEX US, Inc. +, a	Cash 3.75% + SF (0.75% Floor)[v]	05/31/19	12/01/27	Senior	1,427,216	1,416,212
Checkers Drive-in Restaurants, Inc. +, a	Cash 7.00% + SF	06/16/23	06/16/27	Senior	7,106	7,117
Cheniere Energy Partners +, a, e	Cash 3.75% + SF (0.50% Floor)vvvv	06/09/21	06/04/28	Senior	3,225,750	3,231,637

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Clydesdale Acquisition Holdings, Inc. +, a	Cash 4.175% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	$1,283,750	$1,268,563
CommScope, Inc. +, a, e	Cash 3.25% + SFv	04/26/19	04/06/26	Senior	3,481,865	3,184,462
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)[v]	10/06/21	09/29/28	Senior	1,670,250	1,647,284
Conservice Midco, LLC +, a	Cash 4.25% + SFvv	05/18/20	05/13/27	Senior	1,649,000	1,652,611
ConvergeOne Holdings, Inc. +, a	Cash 5.00% +SFvvv	03/27/19	01/04/26	Senior	2,865,000	1,773,106
ConvergeOne Holdings, Inc. +, a	Cash 8.50% +SFvv	04/15/19	01/04/27	Second Lien	31,200,000	8,580,000
Convergint Tech LLC +, a	Cash 6.75% + SF (0.76% Floor)[v]	04/12/21	03/30/29	Second Lien	1,400,000	1,244,250
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)[v]	10/22/21	10/16/28	Senior	1,182,000	1,126,594
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)vv	09/07/23	10/16/28	Senior	3,000,000	2,910,000
Critical Start +, a	Cash 2.625% + SF (0.75% Floor)vv + PIK 3.125%	05/18/22	05/18/28	Senior	8,345,011	8,386,803
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	05/18/22	05/18/28	Senior	1,348,750	(27,915)
Critical Start, Inc. +, a	Cash 6.25% + SF (0.75% Floor)vv	03/27/23	05/17/28	Senior	4,549,821	4,530,769
Crown Subsea Communications Holding, Inc. +, a	Cash 4.75% + SF (0.75% Floor)[v]	05/05/21	04/27/27	Senior	4,487,671	4,508,247
CSC Holdings, LLC +, a, e	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	3,428,934	3,116,044
CSC Holdings, LLC +, a, e	Cash 4.50% + SFv	12/07/18	01/15/26	Senior	2,877,880	2,790,105
DCert Buyer, Inc. +, a	Cash 4.00% + SFv	10/24/19	10/16/26	Senior	1,933,646	1,924,645
Deerfield Dakota Holding, LLC +, a	Cash 3.75% + SF (1.00% Floor)vv	06/01/20	04/09/27	Senior	967,500	947,671
Delta Topco, Inc. +, a, e	Cash 3.75% + SF (0.75% Floor)vv	01/06/21	12/01/27	Senior	2,052,750	2,036,256
Dentive Capital, LLC +, a	Cash 7.00% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	11,314,768	11,169,770
Dentive Capital, LLC +, a, e	Cash 7.00% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	—	(38,745)
DexKo Global Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	09/22/28	Senior	253,016	247,482
Dexko Global, Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	1,322,984	1,294,043
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 4.75% + SF (0.75% Floor)vv	11/15/22	03/31/28	Senior	2,286,725	2,272,433
DG Investment Intermediate Holdings 2, Inc. +, a, e	Cash 3.75% + SF (0.76% Floor)[v]	04/23/21	03/31/28	Senior	1,270,792	1,251,336
Diamond Parent Midco Inc. +, a	Cash 6.25% + SF (1.00% Floor)vv	09/01/22	08/04/25	Senior	29,064,529	28,846,545
Dwyer Instruments, LLC +, a, e	Cash 6.00% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	10,907,946	351,548
EAB Global, Inc. +, a	Cash 4.00% + SF (0.75% Floor)[v]	08/25/21	11/19/26	Senior	2,200,000	2,149,342
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	09/13/21	11/09/27	Senior	1,661,558	1,660,519
Element Materials Technology +, a	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	313,421	310,549
Element Materials Technology +, a	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	679,079	672,855
Emrld Borrower L.P. +, a, e	Cash 3.00% + SFvv	05/04/23	05/31/30	Senior	834,862	834,867
Endurance International Group Holdings, Inc. +, a, e	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	3,812,250	3,713,780
Engineered Machinery Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	08/16/21	05/21/28	Senior	1,572,000	1,566,105
Envision Healthcare Corp. +, a, e	Cash 4.50% + SF (1.00% Floor)vv + PIK 7.00%	04/29/22	04/29/28	Second Lien	39,928,997	27,284,881
Envision Healthcare Holdings, Inc. +, a	Cash 11.65% + SF (1.00% Floor)vv + PIK 7.00%	04/29/22	04/28/28	Second Lien	3,740,562	2,556,057
Epiq Systems +, a, e	Cash 4.75% + SF (0.75% Floor)[v]	06/02/22	04/26/29	Senior	3,960,000	3,864,881
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	11,617,747	11,630,384
Explorer Holdings, Inc. +, a	Cash 8.00% + SF (0.50% Floor)[v]	02/04/20	02/04/28	Second Lien	19,491,899	18,322,384
Filtration Group Corporation +, a	Cash 3.50% + SF (0.50% Floor)[v]	11/01/21	10/21/28	Senior	2,058,000	2,051,085
First Student Bidco Inc. +, a, e	Cash 3.00% + SF (0.98% Floor)vv	08/11/21	08/21/28	Senior	1,087,779	1,063,304
First Student Bidco, Inc. +, a, e	Cash 4.00% + SF (0.50% Floor)vv	08/05/22	07/21/28	Senior	995,278	981,797
Flynn Restaurant Group LP +, a, f	Cash 4.25% + SF (0.50% Floor)[v]	12/10/21	11/22/28	Senior	2,265,588	3,352,999
Fugue Finance, LLC +, a, f	Cash 4.00% + SF (0.50% Floor)vv	09/21/23	01/31/28	Senior	2,000,000	2,006,260
Galls, LLC +, a	Cash 6.25% + SF (1.00% Floor)vv	12/22/20	01/31/25	Senior	513,375	502,519

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
GHX Ultimate Parent Corporation +, a	Cash 4.75% + SF (1.00% Floor)vv	01/01/21	06/22/24	Senior	$1,901,058	$1,902,255
GHX Ultimate Parent Corporation +, a	Cash 4.75% + SF (0.50% Floor)[v]	05/09/23	06/30/27	Senior	954,041	955,234
Great American Outdoors Group, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	05/14/21	03/06/28	Senior	1,750,770	1,749,369
GTCR W Merger Sub, LLC +, a, f	Cash 3.00% + SF (0.50% Floor)vv	09/20/23	09/20/30	Senior	1,800,000	1,800,667
Heartland Dental Holdings, Inc. +, a	Cash 5.00% + SF (075% Floor)vv	05/15/18	04/30/25	Senior	5,811,426	5,822,931
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)[v]	11/08/22	12/15/26	Senior	11,970,000	11,921,295
Help/Systems Holdings, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	11/05/21	11/19/27	Second Lien	3,600,000	3,127,500
Help/Systems Holdings, Inc. +, a	Cash 4.00% + SF (1.00% Floor)vv	05/25/21	11/19/26	Senior	4,093,939	3,934,276
Hornblower Sub, LLC +, a	Cash 4.50% + SFvv	05/01/19	04/27/25	Senior	931,371	391,176
Hub International Ltd. +, a, e	Cash 4.25% + SF (0.75% Floor)vv	06/08/23	06/20/30	Senior	1,100,000	1,104,125
Husky Injection Molding Systems Ltd. +, a, e	Cash 3.00% + SF (1.00% Floor)vv	05/22/19	03/28/25	Senior	4,923,047	4,889,841
Idera, Inc. +, a, b	Cash 3.75% + SF (0.75% Floor)vv	12/17/18	06/27/24	Senior	1,238,627	1,230,885
Indy US Bidco, LLC +, a, e	Cash 3.75% + SFvv	03/29/21	03/06/28	Senior	975,100	936,096
INNIO Group Holdings GmbH +, a	Cash 3.25% + E###	11/30/18	10/31/25	Senior	1,415,436	1,321,836
Integrity Marketing Acquisition, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	06/21/22	08/27/25	Senior	20,054,413	19,740,007
Integrity Marketing Intermediate, LLC +, a, e	Cash 6.00% + SF (0.75% Floor)vv	05/23/23	08/27/25	Senior	602,938	—
Integrity Marketing Intermediate, LLC +, a	Cash 6.00% + SF (0.75% Floor)vv	05/23/23	08/27/25	Senior	2,989,235	2,940,126
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	1,830,508	1,708,980
KCIBT Intermediate II, Inc. +, a, e	Cash 1.00% + SF (1.00% Floor)vv	12/23/20	06/01/25	Senior	247,977	155,325
KENE Acquisition, Inc. +, a	Cash 8.25% + SF (1.00% Floor)vv	01/01/21	08/09/27	Second Lien	1,638,000	1,625,116
KENE Acquisition, Inc. +, a	Cash 8.25% + SFvv	08/05/22	08/09/27	Second Lien	984,997	977,249
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + SFv	10/05/18	07/03/24	Senior	4,302,851	4,291,427
Knowlton Development Corporation Inc. +, a, e	Cash 3.75% + SFv	06/24/22	12/22/25	Senior	1,480,620	1,431,019
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	07/30/26	Second Lien	3,212,308	2,581,502
LBM Acquisition, LLC +, a, e	Cash 3.25% + SF 3.75% (0.75% Floor)[v]	09/07/21	12/17/27	Senior	3,228,376	3,159,257
LogMeIn, Inc. +, a, e	Cash 4.75% + SFvv	09/03/20	08/31/27	Senior	4,845,760	3,241,159
LSCS Holdings, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	02/14/22	12/16/28	Senior	2,554,500	2,523,207
Magenta Buyer LLC +, a	Cash 8.25% + SF (0.75% Floor)vv	10/13/21	07/27/29	Second Lien	2,000,000	965,000
Magenta Buyer LLC +, a	Cash 5.00% + SF (0.75% Floor)vv	08/02/21	07/27/28	Senior	3,438,750	2,576,191
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,074,760
McAfee Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	03/09/22	03/01/29	Senior	2,567,500	2,517,216
Medline Borrower, L.P. +, a	Cash 3.25% + SF (0.50% Floor)[v]	11/03/21	10/23/28	Senior	1,083,500	1,081,902
Mercury Borrower, Inc. +, a	Cash 6.50% + SF (0.50% Floor)vv	04/11/22	08/02/29	Second Lien	900,000	859,505
Mitchell International, Inc. +, a	Cash 3.75% + SF (0.50% Floor)[v]	10/21/21	10/15/28	Senior	3,743,000	3,688,034
Mitchell International, Inc. +, a	Cash 6.50% + SF (0.50% Floor)[v]	10/26/21	10/15/29	Second Lien	1,000,000	923,910
MJH Healthcare Holdings, LLC +, a, e	Cash 3.50% + SF (0.50% Floor)[v]	04/08/22	01/28/29	Senior	1,678,750	1,675,602
National Spine & Pain Centers, LLC +, a	Cash 8.50% + SFvv	04/01/23	02/13/26	Senior	463,906	190,349
Navicure, Inc. +, a, e	Cash 4.00% + SFvv	11/19/19	10/22/26	Senior	2,907,191	2,914,008
NEP Group, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vvvv	12/06/21	10/20/25	Senior	1,866,750	1,807,639

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
NEP Group, Inc. +, a, e	Cash 3.25% + SFv	02/10/22	10/20/25	Senior	$1,051,205	$1,019,506
Netsmart Technologies, Inc. +, a	Cash 4.00% + SF (1.00% Floor)vv	07/16/18	10/01/27	Senior	2,199,735	2,202,958
NortonLifeLock Inc. +, a	Cash 2.00% + SF (0.50% Floor)vv	09/20/22	09/12/29	Senior	2,121,837	2,117,732
NSM Top Holdings Corp. +, a	Cash 5.25% + SFvv	11/26/19	11/16/26	Senior	1,443,750	1,393,941
NSPC Intermediate II, LLC +, a, e	Cash 8.00% + SF (1.00% Floor)vv	08/15/23	02/13/26	Senior	46,876	41,842
NSPC Intermediate II, LLC +, a	Cash 8.00% + SF (1.00% Floor)vv	05/08/23	02/13/26	Senior	22,601	20,174
nThrive Health Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	05/24/22	12/18/28	Senior	1,970,000	1,620,946
Oceankey (U.S.) II Corp. +, a, e	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	1,871,500	1,797,576
Odyssey Logistics & Technology Corp. +, a	Cash 4.50% + SF (0.50% Floor)vv	08/10/23	10/12/27	Senior	2,524,200	2,524,995
OEConnection LLC +, a	Cash 4.00% + SFvv	10/28/19	09/25/26	Senior	2,899,151	2,894,323
Olympus Water US Holding Corp. +, a, e	Cash 5.00% + SF (1.50% Floor)vv	05/24/23	11/09/28	Senior	1,500,000	1,501,253
OneDigital Borrower LLC +, a	Cash 4.25% + SF (0.50% Floor)vv	12/11/20	11/16/27	Senior	2,743,862	2,745,000
OneDigital Holdings, LLC +, a	Cash 6.00% + SF (0.50% Floor)[v]	03/21/23	11/16/27	Senior	7,646,535	7,530,204
PAI Holdco, Inc. +, a	Cash 3.75% + SF (1.00% Floor)vv	11/09/20	10/22/27	Senior	1,169,999	1,112,084
Pascal Midco 2, LLC +, a	Cash 6.00% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	10,907,946	10,843,313
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + SFv	01/01/21	02/13/26	Second Lien	2,400,000	2,382,600
PECF USS Intermediate Holding III Corporation +, a, e	Cash 4.25% + SF (0.50% Floor)vv	10/07/22	12/15/28	Senior	987,437	796,299
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)[v]	04/12/21	02/01/28	Senior	1,908,690	1,907,106
PG&E Corporation +, a	Cash 3.00% + SF (1.00% Floor)[v]	08/11/20	06/23/25	Senior	1,935,000	1,938,899
Pluto Acquisition I, Inc. +, a, e	Cash 7.00% + SF (0.50% Floor)[v]	07/02/21	12/14/29	Senior	3,700,000	1,460,263
Polaris Newco, LLC +, a	Cash 4.00% + SF (0.50% Floor)[v]	06/15/21	06/02/28	Senior	1,176,000	1,128,960
Pre-Paid Legal Services, Inc. +, a, e	Cash 7.00% + SF (0.50% Floor)[v]	01/18/22	12/14/29	Senior	3,700,000	3,385,500
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	1,800,000	577,287
ProAmpac PG Borrower, LLC +, a, f	Cash 4.50% + SF (0.75% Floor)vv	09/26/23	09/15/28	Senior	2,007,790	2,001,265
Procera Networks, Inc. +, a	Cash 4.50% + SFv	11/20/18	10/31/25	Senior	1,128,717	972,108
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	2,977,500	2,649,975
Prometric Holdings, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv	01/29/18	01/29/26	Second Lien	14,154,350	14,909,355
Prometric Holdings, Inc. +, a, f	Cash 3.00% + SFv	09/29/23	01/29/25	Senior	5,894,407	5,776,519
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	2,803,629	2,562,498
Radiate HoldCo, LLC +, a	Cash 3.25% + SF (0.75% Floor)vv	07/16/19	09/25/26	Senior	982,500	808,106
Radiology Partners, Inc. +, a, e	Cash 4.25% + SFvv	01/01/21	07/09/25	Senior	2,398,864	1,818,638
Radwell Parent, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	239,327
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	14,005,299	14,005,299
Radwell Parent, LLC +, a	Cash 6.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,956,472	5,956,472
RBMedia +, a, e	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	1,148,950	1,150,628
RC Buyer, Inc. +, a	Cash 6.50% + SF (0.75% Floor)[v]	08/03/21	07/26/29	Second Lien	2,800,000	2,611,000
Recess Holdings, Inc. +, a	Cash 4.00% + SF (1.00% Floor)vvvv	09/06/23	03/17/27	Senior	3,800,000	3,802,394
Red Planet Borrower, LLC +, a	Cash 3.75% + SF (0.50% Floor)[v]	10/04/21	10/02/28	Senior	2,156,000	2,065,890
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)[v]	05/10/21	04/27/28	Senior	1,083,705	86,296
Redstone Holdco 2 L.P. +, a	Cash 7.75% + SF (0.75% Floor)[v]	05/03/21	04/16/29	Second Lien	2,500,000	1,646,875
Rent-A-Center, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	03/02/21	02/17/28	Senior	927,340	926,617
Restaurant Technologies, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	04/06/22	04/02/29	Senior	3,447,500	3,360,589
Restoration Hardware, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/24/22	10/20/28	Senior	4,455,000	4,307,450
RLG Holdings, LLC +, a	Cash 4.25% + SF (0.75% Floor)[v]	07/19/21	07/10/28	Senior	1,965,000	1,852,013
Rocket Software, Inc. +, a, e	Cash 4.25% + SFv	12/05/18	11/28/25	Senior	2,600,482	2,602,927
Rocket Software, Inc. +, a, f	Cash 4.75% + SF (0.50% Floor)vv	09/28/23	11/28/28	Senior	3,200,000	3,157,024
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)[v]	08/03/21	07/26/28	Senior	1,857,250	1,816,353
Sabre GLBL Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)[v]	08/09/21	12/17/27	Senior	1,118,754	986,741

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Sabre GLBL Inc. +, a, e	Cash 3.50% + SF (0.50% Floor)vv	08/09/21	12/17/27	Senior	$715,945	$631,464
Safe Fleet Holdings LLC +, a, b	Cash 3.75% + SF (0.50% Floor)vv	03/04/22	02/23/29	Senior	3,841,500	3,850,201
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + SF (0.75% Floor)[v]	04/17/20	03/16/27	Senior	795,892	792,303
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	3
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,337,500	1
Shearer’s Foods, LLC +, a	Cash 3.50% + SF (1.00% Floor)[v]	05/17/18	09/23/27	Senior	3,074,220	3,104,872
Shearer’s Foods, LLC +, a	Cash 7.75% + SF (1.00% Floor)[v]	10/14/20	09/22/28	Second Lien	720,000	698,400
Skopima Consilio Parent LLC +, a	Cash 4.00% + SF (0.76% Floor)vvvv	05/18/21	04/30/28	Senior	4,581,190	4,470,256
Skopima Consilio Parent, LLC +, a, f	Cash 4.50% + SF (0.50% Floor)vv	08/10/23	05/12/28	Senior	8,300,000	8,158,236
Sorenson Communications, LLC +, a	Cash 5.50% + SF (0.75% Floor)[v]	03/23/21	03/12/28	Senior	2,250,000	2,157,986
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + SFvv	08/23/18	06/27/25	Senior	1,330,000	614,985
Sovos Compliance, LLC +, a	Cash 4.50% + SF (0.50% Floor)[v]	08/16/21	08/11/28	Senior	1,671,502	1,647,791
Spring Education Group, Inc. +, a, f	Cash 4.50% + SFvv	09/29/23	10/04/30	Senior	4,506,049	4,516,142
SSH Group Holdings, Inc. +, a	Cash 4.25% + SFv	06/05/19	07/30/25	Senior	3,332,161	3,339,608
SSH Group Holdings, Inc. +, a	Cash 8.25% + SFv	01/01/21	07/30/26	Second Lien	3,065,226	2,787,335
Star US Bidco, LLC +, a	Cash 4.25% + SF (1.00% Floor)[v]	04/24/20	03/17/27	Senior	1,254,072	1,253,094
Tank Holding Corp. +, a, e	Cash 6.00% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	795,545	604,855
Tank Holdings Corporation +, a	Cash 5.75% + SF (0.75% Floor)vv	04/11/22	03/31/28	Senior	21,276,675	20,694,971
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	1,400,000	1,367,625
Thevelia (US), LLC +, a, e	Cash 4.75% + SFvv	03/29/23	06/18/29	Senior	6,887,889	6,906,555
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	15,494,490	15,415,580
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + SF (1.00% Floor)[v]	02/26/19	02/26/26	Mezzanine	34,070,313	33,758,096
Tory Burch LLC +, a, e	Cash 3.50% + SF (0.50% Floor)[v]	04/30/21	04/16/28	Senior	977,500	966,679
Trident TPI Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	09/22/21	09/15/28	Senior	1,667,064	1,663,588
Trilon Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	10,408,125	10,338,055
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	—	(8,711)
Triton Water Holdings, Inc. +, a	Cash 3.50% + SF (0.50% Floor)vv	04/19/21	03/31/28	Senior	1,368,503	1,341,879
UKG Inc. +, a	Cash 3.25% + SF (0.75% Floor)vv	07/13/20	05/04/26	Senior	972,693	972,085
Upstream Newco, Inc. +, a	Cash 4.25% + SFv	08/04/21	11/20/26	Senior	3,421,250	3,291,243
Utz Quality Foods, LLC +, a	Cash 3.00% + SFvv	01/29/21	01/20/28	Senior	3,598,263	3,600,512
VeriFone Systems, Inc. +, a	Cash 4.00% + SFvv	09/25/19	08/20/25	Senior	3,523,957	3,260,206
Virtusa Corporation +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	2,167,000	2,159,415
Vision Solutions, Inc. +, a	Cash 4.25% + SF (0.75% Floor)vv	05/06/21	04/24/28	Senior	3,822,000	3,711,525
Vision Solutions, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	09/07/21	04/23/29	Second Lien	2,300,000	2,085,571
VS Buyer, LLC +, a	Cash 3.00% + SFvv	04/10/20	02/28/27	Senior	1,930,000	1,925,175
Weld North Education LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	01/06/21	12/15/27	Senior	1,264,250	1,242,600
WHCG Purchaser, Inc. +, a, b	PIK 20% + SF (1.00% Floor)vv	09/19/23	06/22/28	Senior	1,544,000	1,553,436
Windsor Holdings III, LLC +, a	Cash 4.50% + SFvv	08/07/23	08/01/30	Senior	1,900,000	1,897,625
Woof Holdings, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	01/08/21	12/22/28	Second Lien	7,200,000	5,220,000
Woof Holdings, Inc. +, a, f	Cash 3.75% + SF (0.75% Floor)vv	09/26/23	12/21/27	Senior	1,994,885	1,592,916
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.00% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	2,652,750	2,616,553
Zacapa S.à.r.l. +, a, e	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	07/02/25	Senior	2,207,878	2,195,282
Total North America (5.01%)						711,133,638

Rest of World (0.01%)
Gems Education +, a, e	Cash 4.75% + SFv	08/15/22	07/31/26	Senior	1,975,125	1,987,825
Total Rest of World (0.01%)						1,987,825

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (2.19%)
Acuris Finance US, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	03/11/21	02/16/28	Senior	$677,083	$669,974
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	13,084,544	13,265,988
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + SF (0.50% Floor)vv	09/15/21	09/07/28	Senior	2,259,750	2,255,513
AI PLEX AcquiCo GmbH +, a, e	Cash 5% + SFv	08/23/19	07/31/26	Senior	4,807,218	4,524,794
Albion Financing 3 S.à.r.l. +, a	Cash 5.25% + SF (0.50% Floor)vv	01/14/22	08/17/26	Senior	2,456,250	2,463,164
Alcumus +, a	Cash 5.75% + S>>	03/09/22	03/09/29	Senior	1,984,236	1,872,962
Altice France S.A. +, a, e	Cash 5.50% + SFvv	01/27/21	08/14/26	Senior	3,833,790	3,644,976
Asgard Investments B.V. +, a	Cash 5.75% + E##	03/15/22	03/15/29	Senior	13,721,320	13,092,847
Aston Finco S.à.r.l. +, a	Cash 4.25% + SFv	11/14/19	10/09/26	Senior	2,702,000	2,360,035
Aston Finco S.à.r.l. +, a	Cash 8.25% + S>	10/25/19	10/09/27	Second Lien	36,733,592	29,756,625
Auris Luxembourg III S.à.r.l. +, a	Cash 3.75% + SFv	04/04/19	02/27/26	Senior	956,203	926,920
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	1,214,051	1,045,174
BK LC Lux SPV S.à.r.l. +, a	Cash 3.25% + SF (0.50% Floor)vv	07/09/21	04/28/28	Senior	1,746,468	1,747,097
CD&R Firefly Bidco Limited +, a	Cash 4.75% + S>>	08/31/18	06/23/25	Senior	7,113,072	6,576,409
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + SFv	02/28/22	08/31/30	Mezzanine	6,040,554	5,921,931
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	891,715	829,909
Cidron Kuma 2 S.à.r.l. +, a	Cash 7.00% + E (0.50% Floor)###	01/01/21	02/28/26	Second Lien	1,146,938	839,242
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,123,809
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	864,597
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	28,095,543
CTEC III GmbH +, a	Cash 3.75% + E##	03/29/18	03/07/25	Senior	4,055,926	3,357,903
Dragon Bidco Limited +, a	Cash 6.00% + S>>	03/09/22	03/09/29	Senior	8,941,459	8,221,935
Eagle Bidco Limited +, a	Cash 3.75% + E##	09/07/23	03/20/28	Senior	7,386,454	7,189,975
Envirotainer +, a, e	Cash 5.75% + E##	07/29/22	07/27/29	Senior	1,467,048	—
Envirotainer +, a	Cash 5.75% + E##	07/29/22	07/27/29	Senior	8,191,195	8,396,373
Envirotainer +, a	Cash 5.75% + SF (0.75% Floor)vv	07/29/22	07/27/29	Senior	4,089,559	4,028,098
Fusilli AcquiCo S.à.r.l. +, a, e	Cash 6.00% + E###	01/27/22	10/12/23	Senior	2,737,330	2,388,100
Grupo Iberica de Congelados, SA +, a	Cash 7.12% + E#	06/28/19	11/28/24	Senior	1,074,234	764,667
HIG Finance 2 Limited +, a	Cash 3.25% + E (0.75% Floor)# + P 2.25% (1.75% Floor)	10/05/21	11/12/27	Senior	3,143,951	3,138,449
HNVR Holdco Limited +, a, e	Cash 5.50% + E###	01/25/22	09/12/27	Senior	3,321,745	3,169,707
Holding Socotec SAS +, a	Cash 4.00% + SF (0.75% Floor)vv	09/10/21	06/30/28	Senior	1,470,000	1,462,650
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	1,777,500	1,736,173
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	3,085,188	3,083,259
IGT Holding IV AB +, a	Cash 4.80% + SF (0.50% Floor)vv	07/21/21	03/31/28	Senior	1,852,500	1,852,500
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,995,000	1,992,506
International Park Holdings B.V. +, a	Cash 5.00% + E###	11/16/21	06/13/24	Senior	2,967,557	2,776,082
ION Trading Finance Limited +, a	Cash 4.75% + SF (1.00% Floor)vv	05/25/21	04/01/28	Senior	2,737,000	2,707,919
Lernen Bidco Ltd. +, a, e	Cash 4.75% + E##	06/16/23	04/24/29	Senior	6,523,196	6,350,465
Loire UK Midco 3 Limited +, a	Cash 3.50% + SF (0.75% Floor)[v]	07/09/21	04/21/27	Senior	1,264,361	1,250,661
Loire UK Midco 3 Limited +, a	Cash 3.00% + SFv	06/08/20	04/21/27	Senior	1,355,176	1,336,543
Mar Bidco S.à.r.l. +, a	Cash 4.25% + SFvv	07/30/21	07/06/28	Senior	2,940,000	2,837,100
Matador Bidco S.à.r.l. +, a	Cash 4.50% + SF (0.76% Floor)[v]	11/12/19	10/15/26	Senior	3,023,676	3,040,427
Nomad Foods Limited +, a	Cash 3.75% + SF (0.50% Floor)vv	12/09/22	11/12/29	Senior	1,184,960	1,187,247
Nouryon Finance B.V. +, a	Cash 4.00% + SFvv	03/03/23	04/03/28	Senior	2,394,000	2,376,799
Numericable U.S. LLC +, a, e	Cash 3.69% + SFvv	09/12/23	01/31/26	Senior	400,000	382,332

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	$27,824,496	$27,606,686
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	1,477,500	1,476,584
Pegasus BidCo B.V. +, a	Cash 4.25% + SF (0.50% Floor)vv	08/08/22	07/12/29	Senior	2,744,630	2,749,776
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	10,163,513	9,562,568
Sapphire Bidco B.V. +, a	Cash 3.00% + E##	05/25/18	05/05/25	Senior	2,271,578	2,122,284
Seren Bidco AB +, a	Cash 7.25% + SR¤¤	11/16/21	11/16/29	Second Lien	16,653,255	13,105,236
Sevetys Invest +, a	Cash 6.25% + E##	12/16/22	12/07/28	Senior	15,740,503	15,125,469
Sigma Holdco B.V. +, a, f	Cash 4.75% + SFvvv	09/20/23	01/02/28	Senior	5,600,000	5,472,264
Sitel Group +, a	Cash 3.75% + SF (0.50% Floor)vv	10/15/21	08/28/28	Senior	1,764,000	1,725,139
Spinnaker DebtCo Limited +, a	Cash 6.25% + E##	12/21/22	12/14/29	Senior	15,346,207	15,248,487
Starfruit Finco B.V. +, a	Cash 2.75% + SFvv	11/14/18	10/01/25	Senior	2,743,121	2,722,548
Summer (BC) Bidco B LLC +, a	Cash 4.50% + SF (0.75% Floor)vv	09/08/21	12/04/26	Senior	980,000	954,275
Sunshine Luxembourg VII S.à.r.l. +, a, e	Cash 3.75% + SF (0.75% Floor)vv	10/22/19	10/01/26	Senior	2,715,375	2,714,248
team.blue Finco S.à.r.l. +, a	Cash 3.75% + E#	06/25/21	03/27/28	Senior	4,043,536	3,525,108
TMF Sapphire Bidco B.V. +, a	Cash 5.00% + SFvvv	07/25/23	05/03/28	Senior	1,400,000	1,403,500
Vertical Midco GmbH +, a	Cash 3.50% + SFvv	09/09/20	07/30/27	Senior	3,881,348	3,876,982
Virgin Media Bristol, LLC +, a	Cash 2.50% + SFv	02/07/18	01/31/28	Senior	5,486,250	5,358,045
Total Western Europe (2.19%)						311,654,578

Total Direct Debt (7.59%)						$1,078,771,379

Total Direct Investments (66.85%)						$9,496,682,075

Private Equity Investments (continued) Secondary Investments *, c (12.03%)	Acquisition Date	Fair Value
Asia - Pacific (1.15%)
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	$217,028
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	105,206,241
TPG Asia VII (B), L.P. +, a, e	12/07/18	21,100,422
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	53,810
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	5,100
TRG Growth Partnership II, L.P. +, a, e	07/08/10	153,551
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	32,359,507
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	3,614,046
Total Asia - Pacific (1.15%)		162,709,705

North America (8.48%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	4,674
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	16,348
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	7,505
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	42,087,568
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	29,495,148
Avenue Golden Continuation Fund PV, L.P. +, a	07/29/22	7,373,787
Bain Capital Fund X, L.P. +, a, e	06/30/11	4,614,546
Berkshire Fund VIII, L.P. +, a, e	09/03/21	32,656,336
Berkshire Fund X-A, L.P. +, a, e	09/03/21	11,835,983
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	84,723
Carlyle Partners VII, L.P. +, a, e	02/15/23	24,573,137
Carlyle Partners VIII, L.P. +, a, e	03/10/23	3,438,874
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	100,351

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	$65,240
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	8,994,476
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	3,821,780
EETF Sidecar, L.P. +, a	04/30/21	1,249,273
EETF Sidecar, L.P. +, a, e	04/30/21	7,617,540
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1,608,283
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	4,181,499
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	3,129,409
Energy Capital Partners III, L.P. +, a, e	02/01/21	4,391,974
Frazier Healthcare VI, L.P. +, a, e	06/30/12	154,040
FS Equity Partners V, L.P. +, a, e	08/07/12	411,553
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	79,283,127
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	5,419,763
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	1
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1,865
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	46,355,508
Gridiron Energy Feeder I, L.P. +, a	05/15/17	34,643,001
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	137,262
Gryphon Partners IV L.P. +, a, e	02/08/16	25,660,939
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	130,262
Icon Partners IV, L.P. +, a	05/26/21	35,712,989
Icon Partners V, L.P. +, a	12/27/21	79,258,744
Insight Venture Partners Continuation Fund, L.P. +, a	09/09/19	55,321,641
Investcorp Private Equity 2007 Fund, L.P. +, a, e	03/31/11	1
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	121,530,470
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	34,270,364
Lee Equity Partners II, L.P. +, a, e	06/30/17	6,140,899
Lee Equity Partners Realization Fund, L.P. +, a, e	06/30/17	6,617,522
LEP Captive Co-Invest II, L.P. +, a, e	07/01/22	16,475,490
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	392,706
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	7,215,595
MidOcean Partners III, L.P. +, a, e	06/30/11	5,439
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	179,983
New Enterprise Associates 17, L.P. +, a	09/30/20	6,373,876
Northgate Growth Fund, L.P. +, a	12/20/19	6,364,440
NVP VIII PG, L.P. +, a, e	05/31/19	88,648,971
Oak Investment Partners XII, L.P. +, a, e	06/28/12	38,698
Pamlico Capital GP II, LLC +, a, e	03/31/14	2,523
Providence Equity Partners IV, L.P. +, a, e	06/30/11	953
Providence Equity Partners V, L.P. +, a, e	06/30/11	8,258
Providence Equity Partners VI-A, L.P. +, a, e	06/30/11	327,313
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1,658,717
PT2, L.P. +, a, e	12/21/21	12,455,119
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	98,781,061
Samson Partners, L.P. +, a	12/21/20	44,275,692
Silver Lake Partners III, L.P. +, a, e	03/31/13	1,162,474
Silver Lake Partners V, L.P. +, a	09/30/20	5,869,231
Silver Lake Partners VI, L.P. +, a	09/30/22	29,859,512
SL SPV-1, L.P. +, a, e	12/01/17	2,905,202
SL SPV-2, L.P. +, a, e	06/30/10	12,660,529
Sun Capital Partners V, L.P. +, a, e	09/30/13	1,933,354
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	75,767
TA XI, L.P. +, a, e	09/30/15	559,682
TCV VII (A), L.P. +, a, e	09/30/13	301,687
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	355,170

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
TPG Partners V, L.P. +, a, e	07/11/11	$5,079
TPG Partners VI, L.P. +, a, e	12/31/12	368,460
Trident VIII, L.P. +, a	09/30/22	28,824,833
Vistria Fund III, L.P. +, a	07/29/19	15,218,969
Vistria Fund IV, L.P. +, a	10/01/22	37,099,722
Vistria Fund V, L.P. +, a	03/31/23	3,101,805
Warburg Pincus Private Equity X, L.P. +, a, e	09/28/12	182,842
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	53,779,094
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	12/20/18	4,557,834
Total North America (8.48%)		1,204,424,485

Western Europe (2.40%)
3i Eurofund Vb, L.P. +, a, e	09/30/09	37,453
3i Growth Capital B, L.P. +, a, e	10/01/14	67,577
Abingworth Bioventures III, L.P. +, a, e	09/30/15	4,433
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	25,632
Advent International GPE VI, L.P. +, a, e	09/30/10	274,010
Apax Europe VI - A, L.P. +, a, e	07/01/11	48,973
Apax Europe VII - B, L.P. +, a, e	04/30/11	4,229
Astorg IQ-EQ Fund SCSp +, a	01/13/22	22,161,660
BC European Capital IX, L.P. +, a, e	09/30/14	1,204,291
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	22,973
Carlyle Europe Partners III, L.P. +, a	12/28/12	112,393
Carlyle Europe Partners III, L.P. +, a, e	03/31/13	146,679
CCP IX L.P. No.2 +, a	09/30/14	24,741
CD&R Value Building Partners I, L.P. +, a, e	12/17/21	62,959,970
Daiwa ICP European Infrastructure 1, L.P. +, a	12/22/22	53,679,244
EPIC I-b Fund SLP +, a, e	11/30/20	22,090,966
ESP Golden Bear Europe Fund +, a, e	12/31/16	2,959,191
Galileo III FCPR +, a	09/30/15	29,463
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	204,110
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	15,348
KKR European Fund III, L.P. +, a, e	11/01/10	106,089
Montagu+ SCSp +, a	12/06/21	41,321,873
Permira Europe II, L.P. +, a, e	11/29/13	18,686
Permira Europe III, L.P. +, a	09/30/15	12,113
Permira Europe III, L.P. +, a, e	09/30/13	19,538
Permira IV, L.P. +, a, e	09/30/13	5,319,555
Permira VII L.P. +, a	09/29/22	34,462,509
Rivean Special Opportunity Fund I Coöperatief U.A. +, a	11/29/22	56,250,822
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	372,898
STG Alternative Investments S.C.A. SICAV-RAIF +, a	09/17/21	24,784,271
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	8,569,613
Trilantic Europe VI SCSp +, a, e	12/10/20	4,301,566
Total Western Europe (2.40%)		341,612,869

Total Secondary Investments (12.03%)		$1,708,747,059

Primary Investments *, c (14.12%)
Asia - Pacific (0.89%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	—
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	430,774
BGH Capital Fund I +, a, e	03/01/18	16,946,018
BGH Capital VCLP II +, a, e	02/01/22	—
CMC Capital Partners IV, L.P +, a, e	12/03/21	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Asia - Pacific (continued)
CPEChina Fund III, L.P. +, a, e	03/28/18	$31,608,985
CVC Capital Partners Asia VI, L.P. +, a, e	12/23/22	—
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,419,659
Hony Capital Partners V, L.P. +, a, e	12/15/11	3,103,550
J-STAR No.4-C, L.P. +, a	08/02/19	17,242,631
J-STAR No.5-B, L.P. +, a	02/28/22	1,031,021
Kedaara Capital III Limited +, a, e	06/17/21	5,384,381
KKR Asian Fund IV SCSp +, a, e	05/29/20	3,223,301
Primavera Capital Fund III L.P. +, a, e	05/09/18	11,178,241
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	5,131,492
Southern Capital Fund IV L.P. +, a, e	01/26/18	3,005,372
The Baring Asia Private Equity Fund VII, L.P. +, a	07/10/18	9,250,500
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	195,992
Trustbridge Partners VI, L.P. +, a, e	04/12/18	10,474,749
Total Asia - Pacific (0.89%)		126,626,666

North America (8.69%)
Advent Global Technology, L.P. +, a	06/25/19	2,847,819
AEA Investors Fund VII L.P. +, a	02/08/19	4,172,469
American Industrial Partners Capital Fund VII, L.P. +, a	03/29/19	19,589,007
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	—
Apollo Investment Fund IX, L.P +, a, e	06/01/17	33,014,671
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	3,392,056
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	2,740,960
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,449,792
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	2,266,523
Avista Capital Partners II, L.P. +, a, e	01/01/14	36,270
Bain Capital Fund XII, L.P. +, a, e	06/30/17	21,342,027
Bain Capital Fund XIII, L.P. +, a	08/07/20	9,198,455
Barings Transportation Fund, L.P. +, a, e	09/23/21	13,422,099
Berkshire Fund IX, L.P. +, a, e	03/18/16	13,498,150
Caltius Partners V-A, L.P. +, a, e	12/02/14	7,119,074
Carlyle Partners VII, L.P. +, a	11/29/17	56,980,201
Carlyle Partners VIII, L.P. +, a, e	09/10/21	4,068,558
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	04/27/22	787,756
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	8,980,341
Clayton, Dubilier & Rice Fund X, L.P. +, a	12/13/16	28,683,954
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	15,655,365
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	—
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	34,706,575
Clearlake Capital Partners VI, L.P. +, a	12/10/19	22,912,197
Clearlake Capital Partners VII, L.P. +, a	09/23/21	9,217,460
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	554,527
Cressey & Company Fund VII-A, L.P. +, a, e	06/30/22	—
ECP V, LP +, a, e	08/19/22	2,299,896
Frazier Healthcare Growth Buyout Fund X, L.P. +, a	03/10/21	6,411,429
Genstar AMBA CV, L.P. +, a, e	04/01/23	532,575
Genstar Capital Partners IX, L.P. +, a	02/21/19	22,135,788
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1,322,402
Genstar Capital Partners VII, L.P. +, a	06/26/15	7,384,806
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	35,869,563
Genstar Capital Partners X, L.P. +, a	04/01/21	7,862,937
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	—
Genstar X Opportunities Fund, L.P. +, a	08/13/21	1,819,121
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	—

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
GI Data Infrastructure Fund II, L.P. +, a, e	01/27/23	$—
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	9,400,334
Green Equity Investors IX, L.P. +, a, e	03/01/22	247,025
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	31,311,830
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	4,365,366
Gryphon Partners V, L.P. +, a, e	02/23/18	10,685,887
Gryphon Partners VI, L.P. +, a, e	12/17/20	9,433,926
Harvest Partners IX, L.P. +, a, e	09/24/21	4,568,927
Harvest Partners VII, L.P. +, a	12/14/15	11,333,791
Harvest Partners VIII, L.P. +, a	12/19/18	23,422,717
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	555,042
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	11,769,634
Hellman & Friedman Capital Partners XI, L.P. +, a, e	03/31/23	—
HGGC Fund IV, L.P. +, a, e	04/08/22	2,171,750
Icon Partners IV, L.P. +, a, e	09/01/21	6,090,322
Icon Partners V, L.P. +, a, e	12/27/21	7,790,799
Insight Partners XII (Co-Investors), L.P. +, a	05/14/21	1,386,212
Insight Partners XIII, L.P. +, a, e	12/23/22	—
Insight Venture Partners X, L.P. +, a, e	07/06/18	15,212,899
Insight Venture Partners XI, L.P. +, a, e	12/17/19	7,108,749
Insight Ventures Partners XII, L.P. +, a, e	05/14/21	4,695,494
Jade Equity Investors II, L.P. +, a, e	03/01/22	—
Khosla Ventures VIII, L.P. +, a, e	01/06/23	—
KKR Americas Fund XII L.P. +, a, e	01/31/18	30,222,160
KKR Associates Indigo Equity Partners, L.P. +, a, e	10/01/22	1,747,920
KKR North America Fund XI, L.P. +, a, e	02/01/12	3,657,415
KKR North America Fund XIII, SCSP +, a, e	04/06/21	4,605,512
Kleiner Perkins Caufield & Byers XIX LLC +, a	03/05/20	10,941,140
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	24,801,840
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	22,763,179
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	17,572,868
Lerer Hippeau Select Fund III, L.P. +, a	12/20/19	6,666,174
Lerer Hippeau VII, L.P. +, a	12/20/19	3,456,607
Lux Total Opportunities, L.P. +, a	05/28/21	2,051,995
Lux Ventures VII, L.P. +, a	05/28/21	681,938
Lux Ventures VIII, L.P. +, a	04/03/23	240,000
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	6,839,426
Mayfield Select III, L.P. +, a, e	05/01/23	—
Mayfield XVII, L.P. +, a, e	05/01/23	—
Nautic Partners IX-A, L.P. +, a	03/12/19	8,952,999
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,969,098
Nautic Partners X-A, L.P. +, a	07/19/21	4,195,750
NEA 18 Venture Growth Equity, L.P. +, a	12/22/21	850,720
New Enterprise Associates 14, L.P. +, a	05/04/12	7,806,642
New Enterprise Associates 17, L.P. +, a	06/06/19	8,633,344
New Enterprise Associates 18, L.P. +, a	12/22/21	984,135
New Mountain Capital V, L.P. +, a, e	06/29/17	36,898,086
New Mountain Partners VI, L.P. +, a, e	10/16/20	16,344,203
New Mountain Partners VII, L.P. +, a, e	04/06/23	—
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	22,102,064
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	—
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	14,103,663
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	30,771,850
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	673,847
Pamlico Capital V, L.P. +, a	02/03/20	2,750,650

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	$1,222,785
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	4,048,318
Silver Lake Partners IV, L.P. +, a, e	07/30/12	17,061,022
Silver Lake Partners V, L.P. +, a, e	03/31/17	50,295,758
Silver Lake Partners VI, L.P. +, a, e	06/04/20	5,879,634
Silver Lake Partners VII, L.P. +, a, e	05/26/22	—
Spark Capital Growth Fund IV, L.P. +, a	10/14/21	1,835,428
Spark Capital VII, L.P. +, a	10/14/21	1,111,200
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	5,396,478
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	1,337,777
TA Select Opportunities Fund II-B, L.P. +, a	05/27/21	1,415,948
TA XIII-B, L.P. +, a	05/02/19	18,978,748
TA XIV-B, L.P. +, a	05/27/21	6,963,453
TCV X, L.P. +, a	08/31/18	13,084,985
TCV XI (A), L.P. +, a	10/02/20	5,578,288
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	7,909,925
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	7,410,137
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	7,426,882
TPG Partners IX, L.P. +, a, e	12/23/22	58,758
TPG Partners VII, L.P. +, a, e	03/01/16	5,979,435
TPG Partners VIII, L.P. +, a	01/31/19	11,851,124
Trident IX, L.P. +, a, e	11/19/21	2,256,373
Trident IX, L.P. +, a	11/19/21	5,866,569
Trident VII, L.P. +, a	09/22/16	41,182,729
Trident VIII, L.P. +, a	04/05/19	23,285,735
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,690,168
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	4,260,161
Vistria Fund II, L.P. +, a, e	12/19/17	12,348,297
Vistria Fund III, L.P. +, a	06/19/19	15,218,969
Vistria Fund IV, L.P. +, a	03/31/21	13,320,213
Warburg Pincus Global Growth 14, L.P. +, a	01/31/22	2,478,794
Warburg Pincus Global Growth, L.P. +, a	11/20/18	11,771,964
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/19/14	13,692,584
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	12/20/18	16,408,202
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a	01/19/22	492,777
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	4,945,936
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,726,533
Total North America (8.69%)		1,233,902,839

Rest of World (0.78%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	10,547,077
Altra Private Equity Fund II, L.P. +, a, e	12/07/12	1,055,278
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,494,514
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	93,449,863
Total Rest of World (0.78%)		110,546,732

Western Europe (3.76%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	3,412,780
Advent International GPE IX-C, L.P. +, a	05/31/19	27,598,796
Advent International GPE VII-B, L.P. +, a	07/01/12	1,588,551
Advent International GPE VIII-C, L.P +, a	03/22/16	11,492,504
Advent International GPE X (USD) +, a	05/31/22	5,280,842
Apax X USD L.P. +, a, e	07/16/19	19,365,536
APAX XI USD L.P. +, a, e	06/30/22	—
Astorg Mid-Cap +, a, e	02/22/21	2,342,959

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Astorg VI, FCPI +, a	06/30/16	$4,638,632
Astorg VIII S.à.r.l. +, a	12/17/21	5,964,651
Axcel VI K/S +, a, e	02/21/20	20,643,826
Axcel VII K/S +, a	05/17/23	—
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	4,453,169
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	—
BC Partners XI, L.P. +, a, e	12/18/20	16,549,347
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	3,635,032
Capvis Equity V L.P. +, a, e	01/17/18	21,708,142
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	696,246
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	6,569,663
CD&R Value Building Partners I, L.P. +, a, e	12/17/21	7,831,312
Charterhouse Capital Partners XI +, a, e	11/26/21	3,069,479
CVC Capital Partners IX, L.P. +, a, e	05/12/23	—
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	6,305,762
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	1,333,633
DPE Deutschland IV +, a, e	08/24/20	3,327,068
EQT IX, L.P. (USD) +, a, e	05/15/20	21,255,602
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	14,296,791
EQT X, L.P. (USD) +, a, e	04/28/22	2,756,256
Exponent Private Equity Partners V, L.P. +, a, e	09/14/23	—
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	22,221,674
Graphite Capital Partners IX L.P. +, a	04/11/18	12,303,199
Hg Genesis 10 L.P. +, a	04/14/22	2,509,802
Hg Mercury 4 L.P. +, a, e	01/12/23	65,804
Hg Saturn 3 L.P. +, a	02/25/22	7,268,248
Hg Saturn I L.P. +, a, e	06/28/18	24,527,172
HgCapital 8 L.P. +, a	12/19/16	21,271,149
HgCapital Mercury 2 +, a, e	02/15/17	18,041,649
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	17,099,651
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	30,549,750
KKR European Fund VI (USD) +, a, e	11/01/21	2,640,312
Livingbridge 7 L.P. +, a, e	09/04/20	11,319,978
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	13,016,815
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	1,538,721
Nordic Capital IX, L.P. +, a, e	07/18/17	38,008,270
Nordic Capital X, L.P. +, a, e	09/30/20	21,351,529
Nordic Capital XI, L.P. +, a, e	05/01/22	2,253,525
Oakley Capital Fund V, SCSp +, a, e	04/28/22	1,408,763
PAI Europe VI-1, L.P. +, a, e	03/12/15	5,302,374
PAI Partners VIII-1 SCSp +, a, e	12/17/21	362,845
Permira VII L.P. +, a	06/21/19	25,060,614
Permira VIII SCSp +, a, e	02/10/22	4,189,574
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/31/23	—
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	—
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	6,878,950
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	—
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	—
The Seventh Cinven Fund, L.P. +, a	04/16/19	29,126,444

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Vitruvian Investment Partnership V +, a	10/07/22	$347,845
Total Western Europe (3.76%)		534,781,236

Total Primary Investments (14.12%)		$2,005,857,473

Total Private Equity Investments (Cost $9,553,108,140)(93.00%)		$13,211,286,607

Total Investments (Cost $9,748,583,650)(94.42%)		13,412,640,692

Other Assets in Excess of Liabilities (5.58%)		793,682,914

Net Assets (100.00%)		$14,206,323,606

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to “qualified institutional buyers” in accordance with Rule 144(a)(1) under the Securities Act). At September 30, 2023, the aggregate value of these securities is $43,074,534 or 0.30% of the Fund’s net assets.

#	As of September 30, 2023, 1 month EURIBOR was 3.85%.

##	As of September 30, 2023, 3 month EURIBOR was 3.95%.

###	As of September 30, 2023, 6 month EURIBOR was 4.13%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of September 30, 2023, 1 month Bank Bill Swap Rate was 4.05%.

††	As of September 30, 2023, 3 month Bank Bill Swap Rate was 4.14%.

>	As of September 30, 2023, 1 month Sterling Overnight Interbank Average Rate was 5.19%.

>>	As of September 30, 2023, 3 month Sterling Overnight Interbank Average Rate was 5.09%.

>>>	As of September 30, 2023, 6 month Sterling Overnight Interbank Average Rate was 4.75%.

¤¤	As of September 30, 2023, 3 month Stockholm Interbank Offered Rate was 4.06%.

[v]	As of September 30, 2023, 1 month Secured Overnight Financing Rate was 5.32%.

vv	As of September 30, 2023, 3 month Secured Overnight Financing Rate was 5.40%.

vvv	As of September 30, 2023, 6 month Secured Overnight Financing Rate was 5.47%.

vvvv	As of September 30, 2023, 12 month Secured Overnight Financing Rate was 5.47%.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2023 was $13,211,286,607, or 93.00% of net assets. As of September 30, 2023, the aggregate cost of each investment restricted to resale was $15,568,606, $10,621,500, $26,724,619, $5,581,728, $5,433,284, $48,899,552, $7,817,081, $1,209,388, $22,978,363, $7,228,256, $481,884, $1,927,535, $15,533,913, $126,985,067, $24,784,703, $10,285,568, $36,322,745, $8,255,636, $35,317,661, $150,000, $4,168,272, $17,127,003, $56,634, $114,646,566, $5,604,217, $122,578,028, $94,154, $5,965,574, $27,252,181, $3,120,000, $1,348,750, $3,629,300, $119,978,433, $42,624,450, $7,120,999, $100,002,943, $54,468,803, $57,181,828, $38,614,270, $94,861,790, $103,079,624, $56,985,983, $9,367,970, $47,761,620, $15,617,280, $62,584,962, $122,197,451, $151,690,905, $250,000, $1, $47,583,000, $1,111,078, $9,683,864, $187,500,000, $61,566,000, $252,000, $5,498,850, $78,329,340, $10,129,238,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

$317,827, $172,633, $37,921,966, $22,659,427, $0, $60,480,000, $23,297,435, $15,306,665, $45,225,381, $40,498,701, $38,191,434, $32,126,730, $39,737,979, $1,120,924, $13,722,831, $6,996,130, $3, $1, $1,201,846, $52,454,049, $39,435,675, $7,491,892, $28,417,946, $55,007,013, $14,874,473, $90,509,738, $178,485,000, $31,828,128, $51,287,146, $4,987,424, $71,817,900, $4,632,829, $3,612,204, $22,340,802, $18,765,475, $45,760,200, $2,316,000, $68,399,200, $1,441,200, $7,070,769, $0, $17,510,132, $69,246,328, $6,195,472, $12,009,114, $3,796,283, $264,490, $21,810,718, $402,797, $149,423,941, $89,101,353, $33,206, $83,976,881, $78,503,589, $27,818,080, $14,672,982, $465,142, $60,730,492, $47,337,703, $6,667,123, $26,042,680, $88,276,348, $8,322,183, $745,309, $1,045,423, $3,833,799, $22,020,550, $52,429,641, $9,986,563, $11,664,382, $42,775,568, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $10,318,903, $7,793, $1,564,154, $13,936,692, $40,092,414, $9,770,324, $64,619,159, $15,139,432, $76,735,181, $13,620, $40,775,357, $41,607,840, $5,068,126, $43,509,035, $95,734,502, $93,661,837, $0, $4,759,308, $48,680,396, $1,453,837, $97,483,897, $6,616,483, $115,820,054, $128,682, $1,135,700, $102,497,783, $1,063,586, $5,337,259, $89,653,795, $72,269,707, $1,773, $112,190,937, $88,912, $1,183,250, $6,275,980, $23,877,358, $40,573, $743,011, $247,670, $9,449, $28,347, $33,400,016, $51,322,097, $42,469,064, $2,858,842, $36,261,531, $12,156,155, $302,803, $26,591, $3,389,622, $8,834,459, $56,519,570, $34,731,898, $3,381,170, $936,729, $42,986,878, $26,239,432, $2,458,518, $12,050,615, $1,263,558, $1,465,571, $248, $12,574,904, $102,860, $4,595,634, $10,067,797, $10,186,925, $1,248,135, $1,653,916, $2,141,749, $977,446, $1,833,076, $1,367,189, $2,862,589, $970,250, $6,830,305, $1,566,626, $8,153,166, $2,055,988, $983,487, $972,054, $1,376,316, $1,068,059, $7,049,858, $4,451,304, $118,545, $1,694,821, $2,722,105, $3,890,902, $3,182,971, $1,980,000, $2,238,236, $3,503,115, $5,424,160, $18,619,923, $6,889,957, $1,660,218, $56,042, $183,333, $1,453,498, $4,868,284, $3,840,509, $1,371,171, $2,974,930, $967,148, $934,291, $1,426,208, $6,600, $3,216,498, $1,256,958, $3,269,216, $1,663,983, $1,601,769, $2,820,828, $30,223,513, $1,394,502, $1,177,524, $2,910,854, $8,266,572, $-27,915, $4,458,245, $4,458,628, $3,412,185, $2,865,891, $1,931,895, $962,141, $2,046,536, $11,036,667, $-38,745, $252,032, $1,318,064, $2,238,878, $1,266,139, $28,788,215, $333,153, $2,153,561, $1,658,616, $312,036, $676,114, $829,932, $3,794,037, $1,566,276, $39,319,600, $3,659,733, $3,895,071, $11,446,165, $19,261,102, $2,054,066, $1,083,832, $928,798, $3,336,887, $2,000,000, $472,991, $1,898,256, $949,719, $1,744,673, $1,791,000, $78,950, $5,763,014, $11,764,278, $3,600,000, $4,093,939, $929,980, $1,089,197, $4,724,948, $1,238,175, $971,814, $1,414,859, $19,885,298, $0, $2,940,701, $1,707,546, $234,882, $1,616,070, $964,782, $4,264,417, $1,456,637, $3,168,556, $3,205,015, $4,792,846, $2,544,202, $1,983,578, $3,413,137, $6,577,357, $2,557,027, $1,079,390, $900,000, $3,721,551, $992,123, $1,676,785, $463,906, $2,900,705, $1,860,904, $1,041,268, $2,192,134, $2,112,517, $1,436,471, $45,143, $22,601, $1,892,500, $1,856,854, $2,475,128, $2,889,959, $1,427,300, $2,716,249, $7,492,402, $1,164,441, $10,734,557, $2,392,695, $914,543, $1,902,182, $1,923,772, $1,661,750, $1,171,780, $3,673,190, $1,785,564, $1,987,712, $1,126,889, $2,794,478, $14,793,035, $5,717,575, $2,811,815, $982,114, $2,381,313, $221,231, $13,829,231, $5,796,116, $1,136,835, $2,788,771, $3,762,649, $2,147,826, $301,834, $2,465,415, $924,198, $3,376,050, $4,270,744, $1,961,195, $2,586,802, $3,152,000, $1,853,807, $1,116,838, $714,719, $3,825,898, $791,495, $1,262,972, $1,320,763, $3,103,983, $709,674, $4,551,946, $8,134,000, $2,237,831, $1,329,067, $1,665,919, $4,449,723, $3,331,122, $2,754,339, $1,247,402, $610,963, $20,935,544, $1,397,859, $6,811,726, $15,293,073, $33,823,394, $970,662, $1,664,846, $10,267,166, $-8,711, $1,363,766, $965,579, $3,415,844, $3,592,373, $3,513,461, $2,149,421, $3,808,566, $2,292,874, $1,930,000, $1,260,116, $1,553,436, $1,862,586, $7,093,726, $1,615,857, $2,633,166, $2,198,453, $1,921,052, $675,931, $13,350,049, $2,243,145, $4,558,775, $2,431,599, $1,941,361, $3,730,626, $13,448,586, $2,688,844, $36,080,877, $952,133, $1,177,410, $1,740,227, $7,043,767, $5,953,492, $875,155, $1,132,160, $1,376,554, $1,360,844, $26,168,721, $3,873,943, $8,762,669, $6,912,054, $0, $8,014,285, $3,999,860, $2,577,580, $1,018,553, $3,120,417, $3,152,665, $1,464,551, $1,770,279, $3,048,557, $1,849,191, $1,976,283, $2,935,896, $2,732,229, $6,394,821, $1,260,223, $1,355,176, $2,929,593, $3,010,381, $1,141,833, $2,371,939, $372,572, $28,807,161, $1,474,492, $2,721,442, $10,023,046, $2,330,990, $16,360,459, $15,349,701, $5,460,000, $1,757,325, $14,854,242, $2,727,446, $975,228, $2,709,288, $4,036,054, $1,372,875, $3,834,575, $5,495,594, $1,153,354, $46,804,094, $12,341,990, $1, $53,395, $16,374, $33,073,261, $4,018,773, $1, $79,461, $1, $28,653,746, $18,350,308, $4,595,514, $800,155, $14,425,922, $10,659,725, $1, $18,856,866, $2,902,452, $6,478, $2, $4,714,729, $2,569,506, $581,323, $3,030,856, $443,951, $2,615,171, $2,923,094, $1, $1, $624,545, $60,617,163, $5,593,422, $1, $1, $18,838,204, $24,613,529, $1, $177,718, $1, $31,772,047, $74,295,577, $20,103,801, $1, $122,097,000, $25,950,051, $413,420, $1, $14,173,574, $3, $6,454,540, $1, $49,588, $5,313,113, $6,463,500, $43,968,124, $1,008,832, $1, $8, $413,158, $34,314, $1, $9,327,441, $43,968,431, $31,355,257, $4, $3,184,737, $33,168,354, $2,921,223, $3,702,917, $16,049,759, $1, $1, $1, $892,750, $1,072,196, $3, $26,773,427, $11,670,612, $36,105,556, $3,184,981, $1, $1, $2,683,404, $3, $1, $1, $856,679, $2,178, $10,548, $332,524, $12,740,471, $24,762, $41,331, $1,595,967, $1,537, $2,025,966, $50,171,944, $39,525,874, $8,780,096, $1, $1, $1, $1, $1,047, $32,707,233, $101,953, $1, $380,523, $2,326,146, $34,407,515, $22,475,562, $163,224, $12,177,092, $6,931,991, $2,966,486, $0, $1, $15,583,720, $0, $0, $18,928,896, $0, $7,792,402, $5,327,425, $12,565,043, $1,225,685, $5,580,838, $3,015,514, $8,665,578, $5,548,711, $3,745,134, $2,930,524, $480,968, $7,604,659, $2,365,210, $3,847,253, $12,047,908, $0, $18,442,951, $1, $1, $5,902,033, $1,877,299, $131,223, $10,778,747, $9,350,000, $6,981,488, $4,796,109, $3,055,896, $45,859,095, $4,936,881, $988,701, $1, $471,611, $14,385,103, $0, $1, $14,631,107, $8,868,058, $1, $0, $2,152,318, $5,952,000, $366,220, $7,516,943, $1, $41,192, $2,137,618, $7,613,828, $0, $1,733,819, $0, $0, $5,452,658, $163,477, $26,481,476, $1, $6,008,888, $8,558,145, $4,894,310, $1,086,662, $14,049,623, $1, $10,795,630, $0, $1,763,912, $5,418,253, $7,302,940, $1,301,762, $0, $3,744,384, $4,834,473, $5,383,154, $0, $0, $10,592,804, $1,760,359, $104,609, $4,441,514, $7,020,000, $17,008,275, $3,708,464, $57,048, $4,275,000, $3,375,000, $2,250,000, $643,750, $240,000, $6,099,605, $0, $0, $5,167,223, $372,505, $3,855,761, $1,161,000, $75,001, $7,412,072, $954,000, $81,197, $14,316,638, $0, $1, $0, $911,728, $22,144,904, $821,146, $3,061,673, $1, $3,752,977, $702,812, $26,922,344, $5,632,281, $0, $2,102,625, $1,230,250, $13,321, $1,276,337, $1,443,750, $8,962,500,

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

$7,590,000, $5,684,532, $6,142,272, $109,820, $1,400,444, $7,639,489, $63,171, $20,524, $8,183,743, $2,320,149, $6,032,388, $15,047,740, $17,497,402, $16,231,402, $3,849,013, $257,148, $11,670,613, $12,787,511, $2,400,000, $8,191,500, $1, $9,660,254, $686,009, $5,020,974, $1, $3,584,202, $2,637,866, $4,737,450, $38,382,171, $2,829,619, $18,844,647, $1, $281,048, $5,490,000, $15,197,225, $0, $2,841,002, $1, $6,498,089, $14,939,896, $0, $340,377, $0, $15,656,009, $1, $13,656,041, $1, $5,227,961, $6,240,671, $2,764,617, $0, $1, $1,226,100, $2,940,227, $18,622,036, $1, $3,128,014, $0, $18,268,291, $9,614,407, $2,494,728, $66,896, $7,104,634, $9,405,911, $1, $1, $1, $25,441,831, $4,031,048, $12,080,461, $10,581,542, $1,375,369, $19,456,353, $17,046,325, $2,787,856, $1,791,658, $1, $510,122, $24,118,422, $4,144,910, $0, $0, $877,484, $0, $0, $24,345,052, $443,558 and $2,070,000, respectively, totaling $9,553,108,140.

[b]	Represents an affiliated issuer.

[c]	Investment does not issue shares.

[d]	Non-income producing.

[e]	Investment has been committed to but has not been fully funded by the Fund.

[f]	Security or a portion thereof is unsettled at September 30, 2023.

Legend:

£ - British Pound

€ - Euro

BBSY - Bank Bill Swap Rate

E - EURIBOR

Fr. - Swiss Franc

I - Indian Rupee

L - LIBOR

PIK - Payment-in-kind

S - Sterling Overnight Interbank Average Rate

SF - Secured Overnight Financing Rate

SR - Stockholm Interbank Offered Rate

zl - Polish Zloty

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

A summary of outstanding financial instruments at September 30, 2023 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
October 3, 2023	Bank of America	€55,700,000		$59,856,574	$59,851,813	$(4,761)
October 3, 2023	Bank of America	€55,700,000		$59,846,475	$59,851,813	$5,338
October 3, 2023	Barclays	$61,132,165		€55,700,000	$59,851,813	$1,280,352
October 3, 2023	Barclays	$61,132,165		€55,700,000	$59,851,813	$1,280,352
October 4, 2023	Bank of America	€55,700,000		$59,849,054	$59,849,440	$386
October 4, 2023	Bank of America	€55,700,000		$59,849,054	$59,849,440	$386
October 4, 2023	Barclays	$61,135,134		€55,700,000	$59,849,440	$1,285,694
October 4, 2023	Barclays	$61,135,134		€55,700,000	$59,849,440	$1,285,694
October 11, 2023	Barclays	$61,155,948		€55,700,000	$59,868,958	$1,286,990
October 11, 2023	Barclays	$61,155,948		€55,700,000	$59,868,958	$1,286,990
October 11, 2023	Barclays	€55,700,000		$59,868,175	$59,868,958	$783
October 11, 2023	Barclays	€55,700,000		$59,867,618	$59,868,958	$1,340
October 18, 2023	Bank of America	€55,700,000		$59,886,941	$59,888,413	$1,472
October 18, 2023	Bank of America	€55,700,000		$59,886,401	$59,888,413	$2,012
October 18, 2023	Barclays	$61,176,758		€55,700,000	$59,888,413	$1,288,345
October 18, 2023	Barclays	$61,176,758		€55,700,000	$59,888,413	$1,288,345
October 25, 2023	Barclays	$61,197,172		€55,700,000	$59,908,906	$1,288,266
October 25, 2023	Barclays	$61,197,172		€55,700,000	$59,908,906	$1,288,266
October 25, 2023	Barclays	€55,700,000		$59,906,481	$59,908,906	$2,425
October 25, 2023	Barclays	€55,700,000		$59,906,481	$59,908,906	$2,425
November 1, 2023	Barclays	$77,754,978		€68,950,000	$73,093,428	$4,661,550
November 1, 2023	Barclays	$77,748,076		€68,950,000	$73,093,428	$4,654,648
November 1, 2023	Barclays	$77,748,076		€68,950,000	$73,093,428	$4,654,648
November 1, 2023	Barclays	$77,754,978		€68,950,000	$73,093,428	$4,661,550
November 7, 2023	Barclays	$76,695,017		€68,000,000	$72,108,424	$4,586,593
November 7, 2023	Barclays	$76,695,017		€68,000,000	$72,108,424	$4,586,593
November 8, 2023	Bank of America	$78,953,525		€70,000,000	$74,233,203	$4,720,322
November 15, 2023	Bank of America	$78,978,907		€70,000,000	$74,260,710	$4,718,197
December 5, 2023	Bank of America	$89,955,977	Fr.	78,000,000	$85,901,995	$4,053,982
December 5, 2023	Bank of America	$71,132,717	zl	289,600,000	$66,273,705	$4,859,012
December 5, 2023	Barclays	$80,337,013		£63,250,000	$77,250,119	$3,086,894
December 5, 2023	Barclays	$62,959,623		€57,250,000	$60,783,431	$2,176,192
December 5, 2023	Barclays	$62,961,872		€57,250,000	$60,783,431	$2,178,441
December 6, 2023	Bank of America	$81,893,583	Fr.	71,000,000	$78,203,710	$3,689,873
December 6, 2023	Bank of America	$62,957,568		€57,250,000	$60,787,686	$2,169,882
December 6, 2023	Barclays	$62,959,165		€57,250,000	$60,787,686	$2,171,479
December 13, 2023	Bank of America	$81,951,129	Fr.	71,000,000	$78,280,064	$3,671,065
December 13, 2023	Barclays	$80,340,485		£63,250,000	$77,262,513	$3,077,972
December 13, 2023	Barclays	$62,986,868		€57,250,000	$60,818,232	$2,168,636
December 13, 2023	Barclays	$62,986,410		€57,250,000	$60,818,232	$2,168,178
December 20, 2023	Bank of America	$62,996,280		€57,250,000	$60,848,562	$2,147,718
December 20, 2023	Bank of America	$63,000,218		€57,250,000	$60,848,562	$2,151,656
December 20, 2023	Barclays	$80,323,857		£63,250,000	$77,273,129	$3,050,728
December 27, 2023	Bank of America	$80,324,774		£63,250,000	$77,284,001	$3,040,773
December 27, 2023	Bank of America	$90,186,151	Fr.	78,000,000	$86,166,488	$4,019,663
December 27, 2023	Bank of America	$71,012,191	zl	289,600,000	$66,170,581	$4,841,610
December 27, 2023	Bank of America	$63,026,714		€57,250,000	$60,879,145	$2,147,569
December 27, 2023	Bank of America	$63,027,893		€57,250,000	$60,879,145	$2,148,748
January 2, 2024	Barclays	$60,127,247		€55,700,000	$59,238,281	$888,966
January 2, 2024	Barclays	$60,127,247		€55,700,000	$59,238,281	$888,966

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
September 30, 2023 (Unaudited) (continued)

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
January 3, 2024	Bank of America	$60,131,258	€55,700,000	$59,242,324	$888,934
January 3, 2024	Bank of America	$60,128,445	€55,700,000	$59,242,324	$886,121
January 10, 2024	Bank of America	$60,147,650	€55,700,000	$59,261,812	$885,838
January 10, 2024	Bank of America	$60,147,650	€55,700,000	$59,261,812	$885,838
January 17, 2024	Bank of America	$60,177,611	€55,700,000	$59,281,428	$896,183
January 17, 2024	Bank of America	$60,168,153	€55,700,000	$59,281,428	$886,725
January 24, 2024	Barclays	$60,186,891	€55,700,000	$59,300,847	$886,044
January 24, 2024	Barclays	$60,186,334	€55,700,000	$59,300,847	$885,487
					$118,014,374

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
September 30, 2023 (Unaudited)

Assets
Unaffiliated Private Equity Investments, at fair value (cost $6,063,439,093)	$8,636,184,821
Affiliated Private Equity Investments, at fair value (cost of $3,489,669,047)	4,575,101,786
Common stocks, at fair value (cost $143,284,577)	151,784,092
Asset-Backed Securities, at fair value (cost $52,190,933)	49,569,993
Cash and cash equivalents	1,087,978,315
Cash denominated in foreign currencies (cost $21,366,259)	21,221,850
Investment sales receivable	16,528,036
Unaffiliated dividends and interest receivable	16,934,804
Affiliated interest receivable	278,725
Unrealized appreciation on forward foreign currency contracts	118,019,135
Other receivable	942,154
Prepaid assets	456,137
Total Assets	$14,674,999,848

Liabilities
Investment purchases payable	53,847,566
Distribution, servicing and transfer agency fees payable	17,333,409
Unrealized depreciation on forward foreign currency contracts	4,761
Repurchase amounts payable for tender offers	201,089,857
Due to broker	130,580,000
Incentive fee payable	25,038,919
Management fees payable	37,044,018
Dividends payable	4,868
Professional fees payable	9,500
Line of credit fees payable	2,777,500
Interest expense payable	311
Accounting and administration fees payable	797,870
Custodian fees payable	100,066
Other payable	47,597
Total Liabilities	468,676,242

Commitments and contingencies (See note 11)

Net Assets	$14,206,323,606

Net Assets consists of:
Paid-in capital	$11,157,688,341
Distributable earnings (accumulated loss)	3,048,635,265
Total Net Assets	$14,206,323,606

Class A Units
Net assets	$7,642,609,704
Units outstanding	941,066,924
Net asset value per unit	$8.12
Class I Units
Net assets	$6,563,713,902
Units outstanding	779,483,050
Net asset value per unit	$8.42

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Six Months Ended September 30, 2023 (Unaudited)

Investment Income
Dividends from unaffiliated investments (net of $136,901 withholding tax)	$5,038,507
Dividends from affiliated investments	52,274,029
Interest from unaffiliated investments	89,005,046
Interest from affiliated investments	785,048
Transaction fee income from unaffiliated issuers	4,717,374
Transaction fee income from affiliated issuers	3,711,124
Other fee income	779,770
Total Investment Income	156,310,898

Operating Expenses
Management fees	112,053,657
Incentive fees	66,188,848
Line of credit fees	6,842,100
Professional fees	5,483,898
Accounting and administration fees	2,336,032
Board of Managers’ fees	297,500
Insurance expense	195,240
Custodian fees	5,239
Distribution and servicing fees
Class A Units	26,138,759
Transfer agency fees
Class A Units	635,339
Class I Units	424,847
Other expenses	382,547
Total Expenses	220,984,006

Net Investment Loss	(64,673,108)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized loss from unaffiliated investments	(4,387,882)
Net realized gain from affiliated investments	24,153,136
Net realized gain on foreign currency transactions	660,531
Net realized loss on forward foreign currency contracts	(77,064,695)
Net realized gain distributions from primary and secondary investments	53,600,599
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	229,618,830
Affiliated investments	251,556,602
Foreign currency translation	(1,483,769)
Forward foreign currency contracts	156,534,338

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	633,187,690

Net Increase (Decrease) in Net Assets From Operations	$568,514,582

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Increase (decrease) in Net Assets resulting from operations:
Net investment loss	$(64,673,108)	$(161,241,830)
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	(3,038,311)	508,508,309
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	636,226,001	(22,764,838)
Net increase in Net Assets resulting from operations	$568,514,582	$324,501,641

Distributions to Members from:
Distributable earnings	—	(400,022,652)
Total distributions to Members	$—	$(400,022,652)

Capital transactions (See note 5):
Issuance of common Units
Class A Units	$388,426,205	$1,044,121,490
Class I Units	347,156,284	843,518,134
Reinvestment of common Units
Class A Units	—	208,403,495
Class I Units	—	155,757,752
Redemption of common Units
Class A Units	(247,954,983)	(298,021,666)
Class I Units	(257,660,539)	(541,493,424)
Exchanges of common Units
Class A Units	(19,457,183)	(33,764,189)
Class I Units	19,457,183	33,764,189
Total increase in Net Assets resulting from capital transactions	229,966,967	$1,412,285,781

Total increase in Net Assets	$798,481,549	$1,336,764,770

Net Assets at beginning of period	$13,407,842,057	$12,071,077,287
Net Assets at end of period	$14,206,323,606	$13,407,842,057

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Six Months Ended September 30, 2023 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$568,514,582
Adjustments to reconcile Net Increase (Decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(481,175,432)
Net change in unrealized appreciation on forward foreign currency contracts	(156,534,338)
Net realized loss from investments, forward foreign currency contracts and foreign currency transactions	3,038,311
Purchases of investments	(1,378,874,408)
Proceeds from sales of investments	1,172,076,972
Net realized loss on forward foreign currency contracts	(77,064,695)
Net realized gain distributions from primary and secondary investments	53,600,599
Amortization of premium and accretion of discount	(7,673,435)
Decrease in investment sales receivable	5,190,306
Increase in interest receivable	(4,132,699)
Decrease in dividends receivable	105,796
Decrease in due from broker	32,450,000
Decrease in other receivable	3,847,036
Increase in prepaid assets	(385,720)
Increase in investment purchases payable	30,435,455
Increase in dividends payable	12
Increase in due to broker	130,580,000
Decrease in incentive fees payable	(6,131,962)
Increase in management fees payable	898,280
Increase in distribution, servicing and transfer agency fees payable	501,625
Decrease in professional fees payable	(547,142)
Increase in line of credit fees payable	74,067
Increase in interest expense payable	80
Decrease in accounting and administrative fees payable	(4,161,234)
Decrease in custodian fees payable	(213,841)
Decrease in other payable	(12,538)
Net Cash (Used in) Operating Activities	(115,594,323)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	735,582,489
Payments for Units redeemed	(516,551,933)
Net Cash Provided by Financing Activities	219,030,556

Net change in cash and cash equivalents	103,436,233

Effect of exchange rate changes on cash	660,531

Cash and cash equivalents at beginning of period(1)	1,005,103,401
Cash and cash equivalents at end of period(2)	$1,109,200,165

(1)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $928,781,635 and $76,321,766, respectively.

(2)	Balance includes cash and cash equivalents and cash denominated in foreign currencies of $1,087,978,315 and $21,221,850, respectively.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class A
	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$7.81		$7.90	$7.10	$5.32	$5.73	$5.51
Income from investment operations:
Net investment loss(2)	(0.05)		(0.12)	(0.24)	(0.20)	(0.10)	(0.05)
Net realized and unrealized gains (losses) on investments(2)	0.36		0.27	1.52	2.09	(0.14)	0.55
Net increase (decrease) in net assets resulting from operations	0.31		0.15	1.28	1.89	(0.24)	0.50
Distributions from:
Net investment income	—		—	—	—	—	(0.03)
Net realized gains	—		(0.24)	(0.48)	(0.11)	(0.17)	(0.25)
Total distributions	—		(0.24)	(0.48)	(0.11)	(0.17)	(0.28)
Net asset value, end of period	$8.12		$7.81	$7.90	$7.10	$5.32	$5.73

Total Return(3)(4)	3.99%		1.96%	18.12%	36.48%	(4.69)%	9.36%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$7,642,610		$7,228,144	$6,367,381	$4,098,863	$2,705,680	$2,243,031
Net investment income (loss) to average net assets before Incentive Fee	(0.30	)%(5)	(1.28)%	(1.29)%	(1.00)%	(0.52)%	0.15%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)(7)	2.55	%(5)	2.67%	2.72%	2.77%	2.87%	2.84%
Ratio of Incentive Fee to average net assets	0.48	%(4)	0.33%	1.88%	2.10%	1.15%	1.12%
Ratio of gross expenses and Incentive Fee to average net assets(6)(7)	3.03	%(5)(8)	3.00%	4.60%	4.87%	4.02%	3.96%
Ratio of expense waivers to average net assets	—	%(5)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(7)	3.03	%(5)(8)	3.00%	4.60%	4.87%	4.02%	3.96%
Ratio of net expenses to average net assets, excluding Incentive Fee(7)	2.55	%(5)	2.67%	2.72%	2.77%	2.87%	2.84%

Portfolio Turnover(4)	8.89%		10.26%	20.77%	19.36%	13.35%	21.75%

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense waivers by/to the Adviser.

(7)	Ratio does not include expenses of Primary and Secondary Investments.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights –

	Class I
	Six Months Ended September 30, 2023 (Unaudited)		Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020	Year Ended March 31, 2019
Per Unit Operating Performance:(1)
Net asset value, beginning of period	$8.07		$8.10	$7.21	$5.37	$5.75	$5.52
Income from investment operations:
Net investment income (loss)(2)	(0.02)		(0.07)	(0.19)	(0.16)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments(2)	0.37		0.28	1.56	2.11	(0.14)	0.56
Net increase (decrease) in net assets from operations	0.35		0.21	1.37	1.95	(0.20)	0.55
Distributions from:
Net investment income (loss)	—		—	—	—	(0.01)	(0.07)
Net realized gains (losses)	—		(0.24)	(0.48)	(0.11)	(0.17)	(0.25)
Total distributions	—		(0.24)	(0.48)	(0.11)	(0.18)	(0.32)
Net asset value, end of period	$8.42		$8.07	$8.10	$7.21	$5.37	$5.75

Total Return after Incentive Fee(3)(4)	4.35%		2.68%	18.95%	37.44%	(4.00)%	10.14%

Ratio and Supplemental Data:
Net assets, end of period in thousands (000’s)	$6,563,714		$6,179,698	$5,703,697	$3,688,456	$2,312,841	$1,997,140
Net investment income (loss) to average net assets before Incentive Fee(5)(6)	0.40	%(7)	(0.57)%	(0.56)%	(0.29)%	0.20%	0.86%
Ratio of gross expenses to average net assets, excluding Incentive Fee(5)(6)	1.85	%(7)	1.96%	2.00%	2.05%	2.13%	2.12%
Ratio of Incentive Fee to average net assets	0.48	%(4)	0.33%	1.89%	2.12%	1.14%	1.12%
Ratio of gross expenses and Incentive Fee to average net assets(5)(6)	2.33	%(7)(8)	2.29%	3.89%	4.17%	3.27%	3.24%
Ratio of expense waivers to average net assets	—	%(7)	—%	—%	—%	—%	—%
Ratio of net expenses and Incentive Fee to average net assets(6)	2.33	%(7)(8)	2.29%	3.89%	4.17%	3.27%	3.24%
Ratio of net expenses to average net assets, excluding Incentive Fee(6)	1.85	%(7)	1.96%	2.00%	2.05%	2.13%	2.12%

Portfolio Turnover	8.89	%(4)	10.26%	20.77%	19.36%	13.35%	21.75%

(1)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(2)	Calculated using average units outstanding.

(3)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(6)	Ratio does not include expenses of Primary and Secondary Investments.

(7)	Annualized.

(8)	The Incentive Fee and/or organizational expenses are not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited)

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund has filed an application to register units of limited liability company interests in the Fund (“Units”) under the Securities Act of 1933 as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to the second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The Board of Managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, a committee of the Board, or the Adviser, as it did in causing the Fund to enter into the Investment Management Agreement. The Fund’s investment objective is to seek long-term capital appreciation by investing in a diversified portfolio of private equity and debt investments including infrastructure. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”), Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”), and Partners Group Revolver Pooling PGPE, LLC (the “Revolver Subsidiary”).

Units are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the 1933 Act and “qualified clients” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

The Fund currently offers two classes of Units designated as “Class A Units” and “Class I Units”. In the future the Fund may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have, different characteristics, particularly regarding the sales charges that purchasers of Units of the additional class bear, the distribution and service fees, if any, and other class specific expenses, if any, that are charged to holders of Units of the additional class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure.

Although Units of each class represent pro rata interests in the Fund, each class votes separately on class-specific matters. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In December 2020, the SEC adopted a new rule that provides a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

accounting and auditing of fund investments. The Fund was required to comply with the requirements as of September 8, 2022. Effective September 8, 2022 and pursuant to the requirements of Rule 2a-5, the Board designated the Adviser as its “Valuation Designee” to perform fair valuation determinations and approved amended Valuation Procedures. The Adviser has concluded that this update had no material impact on investment valuations, as previously expected.

The Adviser, as Valuation Designee, determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s Valuation Procedures. As permitted by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with persons who are employees of the Adviser’s parent company or one of its subsidiaries. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as earnings multiples, discounted cash flow and market data from third party pricing services. The Adviser makes valuation assumptions based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, considering all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value by a premium or discount. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each of the Fund’s Private Equity Fund Investments (for the purposes of this paragraph, an “Investee”), the Fund has no right to cause the Investee or any third party to purchase the Fund’s investment in the Investee, at the end of the term of such investment, or any other time. Accordingly, in a typical Private Equity Fund Investment, the Fund expects to realize the value remaining in its investment at the end of the investment’s term through distributions resulting from the liquidation of the remaining assets of the Investee.

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used is the price within the bid-ask spread that is considered most representative of fair value at the end of the reporting period. The fair values of actively traded financial instruments with lock-up restrictions may be discounted.

The fair values of asset-backed securities are determined by price quotations from unaffiliated market makers, financial institutions that regularly trade similar investments or independent valuation agents using industry standard valuation models.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services employed by the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and to the same Private Equity Investment held by another client, one of the Adviser’s affiliates, or by a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, such other client or the Adviser’s affiliate.

c. Cash and Cash Equivalents

In the normal course of its business the Fund holds cash, including foreign currencies, in short-term interest-bearing deposit accounts, and short-term U.S. Treasury Bills (“T-Bills”) to provide liquidity pending investment in Private Equity Investments. T-Bills are valued at amortized cost which is close to or a proxy for fair value. At times, the amounts held in these accounts may exceed applicable federally insured limits. The Fund has not experienced any losses in these accounts and does not believe that it is exposed to significant credit risk in these accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2023, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	5
Brazilian Reals	1
Canadian Dollars	7
Danish Kroner	1
Euros	219
Indian Rupees	2
Japanese Yen	2
New Zealand Dollars	2
Norwegian Kroner	2
Philippine Pesos	1
Pounds Sterling	35
Swedish Kronor	4
Swiss Francs	7

The Fund does not separately state the portion of the results of operations due to fluctuations in foreign exchange rates. They are included with other changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign exchange contracts.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

During the six months ended September 30, 2023, the Fund entered 152 long/short forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $118,019,135 in unrealized appreciation and $(4,761) in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $(77,064,695) in net realized gains (losses) and $156,534,338 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2023 are representative of contract amounts during the period.

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Consolidated Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments presented in the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and undistributed net investment income (or loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees. Transaction income is classified as extraordinary income, as are other fees payable to the Fund attributable to Direct Investments or unconsummated transactions.

g. Interest and Dividend Income

Dividend income is recorded on the ex-dividend date, except for certain dividends received from foreign securities and Direct Equity Investments for which the ex-dividend date has passed, in which case the dividend is recorded as soon as a Fund is informed that the ex-dividend date has occurred. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on an accrual basis from the settlement date, except for securities with a forward starting effective date, where interest income is recorded on the accrual basis from the effective date.

h. Fund Expenses

The Fund bears all expenses incurred in its conduct of the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for lines of credit; fees for data and software providers; costs of insurance; registration expenses; fees of Independent Managers; and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings.

i. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments include the amortization of deferred payments on Secondary Investments. Such amortization expense is recognized on a monthly basis until the due date of a deferred payment. At the due date the net present value of the payment equals the notional amount due to the respective counterparty.

j. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

As noted above, the Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income, whether or not distributed to Members, at corporate rates, and all distributions of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions until it requalifies as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M, the Fund must distribute substantially all of its taxable income and gains to holders of Fund Units and meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity separate from the Fund, and thus is disregarded, for U.S. federal income tax purposes. The Revolver Subsidiary is treated as an association taxable as a corporation for U.S. federal income tax purposes. In preparing its consolidated financial statements, the Onshore Subsidiary is required to recognize its estimate of income taxes for Federal and State purposes as a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the corresponding amounts used for income tax purposes. If the Onshore Subsidiary has a deferred tax asset, consideration is given to whether a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the tax years from 2018 forward remain subject to examination by the major tax jurisdictions in which the Fund is subject to examination.

During the six months ended September 30, 2023 the Fund reclassified $312,167,632 from undistributed net investment income, $(498,838,451) of accumulated net realized gain (loss) on investments and forward foreign currency contracts, $0 of accumulated net unrealized appreciation on investments and forward foreign currency contracts, and $0 of foreign currency translation, to paid-in capital.

No current or deferred taxes were recognized for the Onshore Subsidiary and Offshore Subsidiary.

k. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

l. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

m. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to requirements to disclose information about offsetting assets and liabilities and similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets and liabilities as of September 30, 2023: gross, net of amounts available for offset under a MNA, and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Received[1]	Net Amount[2]
Bank of America	$53,719,303	$4,761	$53,560,000	$154,542
Barclays	64,299,832	—	64,299,832	—

Counterparty	Derivative Liabilities Subject to a MNA with Counterparty	Financial Instruments Available for Offset	Collateral Pledged[1]	Net Amount[3]
Bank of America	$4,761	$4,761	$—	$—
Barclays	—	—	—	—

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount due from the Fund to the counterparty in the event of default.

n. Recently Adopted Accounting Pronouncements

In March 2020, FASB issued ASU No. 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. The Fund’s Adviser has determined that, as expected, the transition from LIBOR had no material impact on investment valuations. All fund level credit facilities that referenced a LIBOR rate have been amended to reference alternative reference rates since June 30, 2023.

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund is required to comply with Rule 18f-4 and has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework previously used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities, and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund’s Adviser has assessed that this implementation has had no material impact on investment activity.

On June 30, 2022, the FASB issued ASU 2022-03 which clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and requires specific disclosures related to such an equity security. Under current guidance, stakeholders have observed diversity in practice related to whether contractual sale restrictions should be considered in the measurement of the fair value of equity securities that are subject to such restrictions. On the basis of interpretations of existing guidance and the current illustrative example in ASC 820-10-55-52 of a restriction on the sale of an equity instrument, some entities use a discount for contractual sale restrictions when measuring fair value, while others view the application of such a discount to be inconsistent with the principles of ASC 820. To reduce the diversity in practice and increase the comparability of reported financial information, ASU 2022-03 clarifies this guidance and amends the illustrative example. The amendments in ASU 2022-03 are consistent with the principles of fair value measurement under which an entity is required to consider characteristics of an asset or liability if other market participants would also consider those characteristics when pricing the asset or liability. Specifically, the ASU clarifies that an entity should apply these fair value measurement principles to equity securities that are subject to contractual sale restrictions. The Fund is required to comply with the rules as of December 15, 2023. The Adviser has concluded that this update had no material impact on investment valuations, as previously expected.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the mean between the closing bid and ask prices the date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund’s investments classified in the fair value hierarchy as of September 30, 2023:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$151,784,092	$—	$—	$151,784,092
Asset-Backed Securities	—	—	49,569,993	49,569,993
Direct Investments:
Direct Equity	52,731,672	74,297,756	8,290,881,268	8,417,910,696
Direct Debt	—	—	1,078,771,379	1,078,771,379
Total Direct Investments*	$52,731,672	$74,297,756	$9,369,652,647	$9,496,682,075
Secondary Investments*	—	—	1,708,747,059	1,708,747,059
Primary Investments*	—	—	2,005,857,473	2,005,857,473
Total Investments	$204,515,764	$74,297,756	$13,133,827,172	$13,412,640,692

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

3. Fair Value Measurements (continued)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Foreign Currency Exchange Contracts**	$118,019,135	$—	$—	$118,019,135
Total Assets	$118,019,135	$—	$—	$118,019,135
Liabilities
Foreign Currency Exchange Contracts**	$4,761	$—	$—	$4,761
Total Liabilities	$4,761	$—	$—	$4,761
Total Investments net of Foreign Currency Exchange Contracts	$322,530,138	$74,297,756	$13,133,827,172	$13,530,655,066

*	Private Equity Investments are described in Note 2.b.
**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

The following is a reconciliation of the amount of the account balances on April 1, 2023 and September 30, 2023 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2023	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2023
Asset-Backed Securities	$48,265,122	$—	$1,296,553	$—	$—	$8,318	$—	$49,569,993
Direct Investments:
Direct Equity Investments	$7,782,055,062	$23,990,099	$335,286,980	$281,503,132	$(131,954,005)	$—	$—	$8,290,881,268
Direct Debt Investments	1,054,469,390	(4,404,369)	5,678,755	149,306,812	(127,580,224)	1,301,015	—	1,078,771,379
Total Direct Investments*	$8,836,524,452	$19,585,730	$340,965,735	$430,809,944	$(259,534,229)	$1,301,015	$—	$9,369,652,647
Secondary Investments*	1,641,420,622	358,601	61,180,936	35,829,701	(30,042,801)	—	—	1,708,747,059
Primary Investments*	1,888,601,956	(2,100,988)	83,229,565	125,722,615	(89,595,675)	—	—	2,005,857,473
Total	$12,414,812,152	$17,843,343	$486,672,789	$592,362,260	$(379,172,705)	$1,309,333	$—	$13,133,827,172

*

For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; (iii) and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “secondary investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market (See Note 2.b). Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The amount of the net change in unrealized appreciation (depreciation) for the six months ended September 30, 2023 relating to investments in Level 3 assets still held at September 30, 2023 is $513,254,129, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2023:

Type of Security	Fair Value at September 30, 2023 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$49,570	Reported fair value	Reported fair value	n/a
Direct Investments:
Direct Equity	$457,998	Discounted cash flow	Discount factor	9.19% – 18.20% (13.77%)
	7,351,747	Market comparable companies	Enterprise value to EBITDA multiple	5.40x – 35.00x (16.82x)
	73,560	Market comparable companies	Price to book ratio	1.80x – 1.80x (1.80x)
	90,813	Exit price	Recent transaction price	n/a
	17,877	Recent financing/transaction	Recent transaction price	n/a
	15,906	Replacement cost	Recent transaction price	n/a
	3,328	Reported fair value	Reported fair value	n/a
	185,229	Market comparable companies	Enterprise value to sales multiple	2.20x – 19.80x (9.44x)
Direct Debt	$565,116	Broker quotes	Indicative quotes for an inactive market	n/a
	447,574	Discounted cash flow	Discount factor	9.00% – 33.00% (13.12%)
	31,416	Market comparable companies	Enterprise value to EBITDA multiple	7.50x – 13.50x (13.46x)
	2,933	Recent financing/transaction	Recent transaction price	n/a
	1,553	Market comparable companies	Enterprise value to sales multiple	2.80x – 2.80x (2.80x)
Primary and Secondary Investments	$3,731,329	Adjusted reported net asset value	Reported net asset value	n/a
	(14,347)	Adjusted reported net asset value	Fair value adjustments	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

The amounts from Partners Group investment vehicles pertain to non-investment related assets (liabilities) and/or any difference in fair value classification of its underlying investments. In certain cases, this may also include underlying investments that are measured under Level 1 or Level 2 but presented under Level 3 in fair value measurement note since the investments are held under external partnership investments.

4. Revolving Credit Agreement

The Fund has a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc), NatWest Markets plc (successor of The Royal Bank of Scotland plc), Barclays Bank plc, UBS AG, and Bank of America, N.A. in the aggregate maximum principal amount of $1,111,000,000. The Fund anticipates that

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

4. Revolving Credit Agreement (continued)

this LOC facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses for the use of this and other future line of credit facilities. Borrowings under this facility had been charged a rate of interest per annum that was the aggregate of the applicable margin of 3.25% which was until June 30, 2023, London Interbank Offered Rate (LIBOR), after June 30, 2023, Secured Overnight Financing Rate (SOFR), or, in relation to any loan in Euros, the Euro Interbank Offered Rate (EURIBOR), and a commitment fee of 1.20% per annum on the daily unused portion. For the six months ended September 30, 2023, the Fund did not have any borrowings and did not incur any interest expense under the LOC facility. In addition to the commitment fee under the LOC facility the Fund agrees to pay arrangement fees based on the rate agreed to with the various lenders, agency fees of $25,000 per annum, monitoring fees of $25,000 per annum and trustee fees of $15,000 per annum. The term of the LOC facility runs until January 31, 2025.

5. Unit Transactions/Subscription and Repurchase of Units

In general, Units are offered for purchase as of the first day of each calendar month. However, Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay as compensation an amount up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business, and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st, and October 1st. The Fund is entitled to charge a 2.00% early repurchase fee for any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units.

Transactions in Units were as follows:

	For the Six Months Ended September 30, 2023		For the Year Ended March 31, 2023
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	48,802,121	$388,426,205	135,853,171	$1,044,121,490
Reinvestments	—	—	27,201,779	208,403,495
Repurchases	(30,819,407)	(247,954,983)	(39,035,738)	(298,021,666)
Class exchanges	(2,452,531)	(19,457,183)	(4,412,537)	(33,764,189)
Net increase (decrease)	15,530,183	$121,014,039	119,606,675	$920,739,130

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

5. Unit Transactions/Subscription and Repurchase of Units (continued)

	For the Six Months Ended September 30, 2023		For the Year Ended March 31, 2023
	Units	Dollar Amounts	Units	Dollar Amounts
Class I Units
Sales	42,159,807	$347,156,284	106,868,476	$843,518,134
Reinvestments	—	—	19,710,682	155,757,752
Repurchases	(30,868,277)	(257,660,539)	(69,322,331)	(541,493,424)
Class exchanges	2,370,707	19,457,183	4,283,658	33,764,189
Net increase (decrease)	13,662,237	$108,952,928	61,540,485	$491,546,651

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. As consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.50% (1.50% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the six months ended September 30, 2023, the Fund incurred $112,053,657 in management fees payable to the Adviser.

In addition to the monthly management fee, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of calculating the Incentive Fee, the term “net profits” means the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the beginning of the same period, including any net change in unrealized appreciation or depreciation of investments, realized gains or losses, investment income, expenses, while excluding contributions and withdrawals from the calculation of the Incentive Fee. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the six months ended September 30, 2023, the Fund incurred $66,188,848 in Incentive Fees due to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Units and 2.30% on an annualized basis with respect to Class I Units (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2023, the Adviser did not waive any fees and the Fund did not pay any recoupment of existing waivers pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each manager of the Board (each, a “Manager”) who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), is paid an annual fee. Effective January 1, 2023, the Fund increased the annual fee paid to each Independent Manager from $140,000 to $150,000. From January 1, 2022 to January 1, 2023, the Fund paid each Independent Manager an annual fee of $140,000. The Fund

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

pays an additional, annual fee of $10,000 to the Chairman of the Board and the Chairman of the Audit Committee. The Fund also reimburses the expenses of the Independent Managers incurred in connection with their services as Managers. The Managers do not receive any pension or retirement benefits from the Fund.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company’s outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of September 30, 2023:

	Shares/ Principal as of September 30, 2023	Fair Value as of March 31, 2023	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2023	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$119,970,996	$—	$—	$—	$48,987,308	$168,958,304	$—
Camelia Investment 1 Limited	6,768,704,045	175,522,798	—	—	—	29,326,489	204,849,287	—
CapitalSpring Finance Company, LLC	11,676,609	10,024,425	353,384	—	—	116,938	10,494,747	551,166
CBI Parent, L.P.	1,145,918	55,290,869	38,764	—	—	(20,275,153)	35,054,480	—
Confluent Health Holdings LP(3)	—	8,502,052	—	(1,756,579)	—	1,187,011	7,932,484	—
Confluent Health, LLC	30,478	58,553,771	8,910	—	—	8,311,227	66,873,908	—
Dermatology Holdings, L.P.(3)	—	123,530,154	—	—	—	13,470,939	137,001,093	—
Ecom Express Private Limited(4)	63,417	6,955,017	—	—	—	925,442	7,880,459	—
ECP Parent, LLC	105,520,023	134,424,811	—	—	—	(14,523,685)	119,901,126	—
EdgeCore Holdings, L.P.(3)	—	46,333,333	8,135,470	—	—	10,017,031	64,485,834	—
Encore Holdings LP(3)	—	59,878,467	8,598,696	—	—	20,881,623	89,358,786	—
EnfraGen LLC	37,786	68,814,259	—	—	—	5,587,948	74,402,207	—
EQT Jaguar Co-Investment SCSp(3)	—	118,778,917	—	(61,506,473)	25,328,358	(28,103,161)	54,497,641	—
Green DC LuxCo Sarl	19,595,288	76,874,783	6,738,723	—	—	17,012,824	100,626,330	—
Icebox Holdco I Inc(3)	—	62,801,819	—	—	—	400,043	63,201,862	—
Icebox Parent LP(3)	—	142,209,239	—	—	—	34,346,159	176,555,398	—
Idera, Inc.	1,238,627	1,191,675	297	(6,352)	3	45,262	1,230,885	57,207
Idera Parent L.P.(3)	—	235,094,054	—	—	—	48,835,370	283,929,424	—
KPOCH Holdings, L.P.(3)	—	197,028,562	—	—	—	(7,147,500)	189,881,062	—
KPSKY Holdings L.P.(3)	—	63,907,232	—	—	—	19,417,177	83,324,409	—
Luxembourg Investment Company 285 S.à.r.l.(5)	14,865,773	47,705,259	—	—	—	(2,645,304)	45,059,955	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2023	Fair Value as of March 31, 2023	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2023	Affiliated Income/ Accretion of Discount
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	$41,718,233	$3,211,736	$—	$—	$1,819,829	$46,749,798	$—
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	—	—	—	—	1	—
Luxembourg Investment Company 404 S.à r.l.	145,800	2,593,133	13,033,709	(93,072)	—	2,343,433	17,877,203	—
Luxembourg Investment Company 414 S.à r.l.	12,316,087	100,897,070	—	(14,090,091)	(1,177,948)	6,977,101	92,606,132	—
Luxembourg Investment Company 430 S.à r.l.	52,594,635	86,706,433	—	—	—	(11,889,159)	74,817,274	—
May Co-Investment S.C.A.	1,059,375	64,107,397	—	—	—	20,731,996	84,839,393	—
MHS Acquisition Holdings, LLC	35,641	969,995	—	—	—	(25,497)	944,498	—
MHS Blocker Purchaser L.P.(3)	—	74,999,298	—	—	—	(1,971,412)	73,027,886	—
OHCP IV SF COI, L.P.(3)	—	52,652,424	30,695	—	—	9,460,807	62,143,926	—
Orbiter Investments S.à.r.l.	8,087,643	180,264,244	93,940,247	—	—	(3,604,668)	270,599,823	—
Partners Group Satellite HoldCo S.à.r.l.	14,993,879	53,808,850	—	—	—	(1,249,321)	52,559,529	—
Partners Group Satellite Warehouse S.C.S.	—	1,461,859	2,007	—	—	(202,860)	1,261,006	—
Partners Terra Pte. Ltd.	5,486,085	4,968,343	1,080,143	—	—	219,851	6,268,337	—
PG BRPC Investment, LLC	32,079	83,240,775	—	—	—	5,039,335	88,280,110	—
PG Delta Holdco, LLC	38,855	56,758,170	7,904,000	—	—	12,233,601	76,895,771	—
PG Esmeralda Pte. Ltd.	5,937,034	46,742,170	1,475,400	(79,081)	—	(2,703,059)	45,435,430	—
PG Investment Company 1 S.à r.l.	12,822,040	99,982,982	—	—	—	(3,191,229)	96,791,753	—
PG Investment Company 18 S.à.r.l.	126,506,634	127,351,249	21,772	(37,332)	2,642	29,755,497	157,093,828	—
PG Investment Company 24 S.à.r.l.	102,259,540	121,102,332	—	—	—	22,415,768	143,518,100	—
PG Lion Management Warehouse S.C.S(3)(5)	—	700,087	—	—	—	(292,128)	407,959	—
PG TLP S.à r.l.	6,473,126	101,424,592	—	—	—	10,055,479	111,480,071	—
PG Wave Limited	53,215,581	73,041,328	—	—	—	6,533,255	79,574,583	—

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

7. Affiliated Investments (continued)

	Shares/ Principal as of September 30, 2023	Fair Value as of March 31, 2023	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of September 30, 2023	Affiliated Income/ Accretion of Discount
Pharmathen GP S.à r.l.	110,300	$1	$—	$—	$—	$—	$1	$—
Pharmathen Topco S.à r.l.	98,937,978	107,607,991	—	—	—	27,628,526	135,236,517	—
Polyusus Lux XVI S.à.r.l.	289,102,341	4,687,426	—	—	—	(2,017,325)	2,670,101	—
Root JVCo S.à r.l.	11,049,750	106,407,042	—	—	—	(12,219,528)	94,187,514	—
Safe Fleet Holdings LLC(6)	3,841,500	3,791,811	1,143	(19,500)	81	76,666	3,850,201	176,675
SnackTime PG Holdings, Inc.	12	43,763,165	—	—	—	(20,754,975)	23,008,190	—
Specialty Pharma Holdings LP(3)	—	133,140,783	—	(5,820)	—	14,599,375	147,734,338	—
Strider Investment 2	278,539	—	302,803	—	—	774,659	1,077,462	—
Strider Investment 3	24,476	—	26,591	—	—	(683)	25,908	—
Strider Topco S.a.s.	60,170,180	—	68,743,651	—	—	24,351,677	93,095,328	—
Sunsure Energy Private Limited	2,409,419	9,637,675	—	—	—	—	9,637,675	—
SureWerx Topco, L.P.(3)	—	52,920,539	—	—	—	1,370,084	54,290,623	—
Surfaces SLP (SCSp)(3)	—	36,858,430	—	—	—	(2,854,300)	34,004,130	—
Thermostat Purchaser, L.P.(3)	—	72,485,016	—	—	—	4,901,285	77,386,301	—
WHCG Purchaser, Inc.	1,544,000	—	1,553,436	—	—	—	1,553,436	—
WHCG Purchaser, Inc.(3)	—	—	2,316,000	—	—	20,397	2,336,397	—
WHCG Purchaser, LP(3)	—	14,861,436	—	—	—	(2,293,493)	12,567,943	—
Zenith Longitude Limited	26,838,037	384,917,110	—	(478,400)	—	(69,117,645)	315,321,065	52,274,029
Total Non-Controlled Affiliates		$4,159,961,882	$217,517,577	$(78,072,700)	$24,153,136	$253,095,327	$4,576,655,222	$53,059,077

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

(3)	Investment does not issue shares.

(4)	This investment is associated with PG Esmeralda Pte. Ltd.

(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

(6)	This investment is associated with OHCP IV SF COI, L.P.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a monthly fee that is based upon the average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2023, the Fund incurred $2,336,032 in administration and accounting fees due to the Administrator.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2023 amounted to $1,378,874,408. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2023 amounted to $1,172,076,972. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the Private Equity Fund Investments as to the amounts of taxable income allocated to the Fund as of September 30, 2023.

10. Indemnification

In the normal course of business, the Fund may enter contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2023, the Fund had funded $13,615,374,127 or 88.4% of the $15,405,295,543 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $9,960,459,433 of $10,500,810,164 in total commitments, (ii) Secondary Investments it had funded $1,899,556,625 of $2,244,539,705 in total commitments, and (iii) Primary Investments it had funded $1,755,358,069 of $2,659,945,674 in total commitments, in each case, as of September 30, 2023.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk. These risks should be carefully considered prior to investing and should only be considered by investors financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. The performance of investments in the sector may have a significant impact on the performance of the Fund. The Fund’s Private Equity Investments are illiquid, typically subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Units provide limited liquidity. It is currently intended that holders of Fund Units will be able to redeem Units only through quarterly offers by the Fund to purchase, from holders of Fund Units, a limited number of Units. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

The impairment or failure of one or more banks with whom the Fund, an underlying fund or their portfolio companies transacts may inhibit the Fund, an underlying fund or their portfolio companies’ ability to access depository accounts. In such cases, the Fund or an underlying fund or portfolio company may be forced to delay or forgo investments or other business opportunities or initiatives, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund, an underlying fund or portfolio company holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund, an underlying fund or their portfolio companies may not recover such excess, uninsured amounts.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – September 30, 2023 (Unaudited) (continued)

12. Risk Factors (continued)

The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund, an underlying fund or their portfolio companies have a commercial relationship could adversely affect, among other things, the Fund, underlying fund or one of their portfolio company’s ability to pursue key strategic initiatives, including by affecting the Fund, an underlying fund or portfolio company’s ability to borrow from financial institutions on favorable terms.

Additionally, if the sponsor of an underlying fund, or a portfolio company, has a commercial relationship with a bank that has failed or is otherwise distressed, the underlying fund and/or its portfolio companies may experience issues receiving financial support from the sponsor to support its operations or consummate transactions, to the detriment of their business, financial condition and/or results of operations.

13. Tax Information

As of September 30, 2023, for U.S. federal income tax purposes, the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$10,493,931,692	$3,154,769,335
Gross unrealized appreciation	4,215,331,453	118,019,135
Gross unrealized depreciation	(551,259,678)	(4,761)
Net unrealized investment appreciation	$3,664,071,775	$118,014,374

The tax cost of the Fund’s investments as of September 30, 2023, approximates their amortized cost.

14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1, 2023 through September 30, 2023 (Unaudited)

Example: As a Fund Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. The following two examples - the first based on the Fund’s actual returns and expenses for the six-month period and the second, for comparison purposes, based on hypothetical Fund return of 5% and the Fund’s actual expense ratio - are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 at the beginning of a six-month period and held through the year ended September 30, 2023.

Actual Example: The first section of the table below provides information about actual account values and actual expenses for the Fund during the period. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the reports provided by managers of the other funds to their investors.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Partners Group Private Equity (Master Fund), LLC
	Beginning Account Value (4/1/23)	Ending Account Value (9/30/23)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,039.90	$17.91	3.50%
Class I Shares	$1,000.00	$1,043.50	$14.36	2.80%

	Beginning Account Value (4/1/23)	Ending Account Value (9/30/23)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,007.51	$17.62	3.50%
Class I Shares	$1,000.00	$1,011.01	$14.13	2.80%

(*)

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2023.

(**)

Annualized ratio of expenses to average net assets for the period from April 1, 2023 through September 30, 2023. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov.

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(b)       Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)  Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 6, 2023

By (Signature and Title)*	/s/ Brian Igoe
Brian Igoe, Chief Financial Officer
(Principal Financial Officer)

Date:	December 6, 2023

*	Print the name and title of each signing officer under his or her signature.